                                                                       EDUCATION
[LOGO]
                                                                         [PHOTO]



  Semiannual Report September 30, 1999



                                  EATON VANCE                  California
                                    LIMITED                    Connecticut
                                    MATURITY                   Florida
                                   MUNICIPALS                  Massachusetts
                                     FUNDS                     Michigan
                                                               New Jersey
                                                               New York
                                                               Ohio
                                                               Pennsylvania



                     Global Management-Global Distribution

[PHOTO]

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999 LETTER TO SHAREHOLDERS

[PHOTO]
Thomas J. Fetter
President

The past year has proved to be increasingly challenging for the municipal market. At the outset, continued low inflation provided a fairly positive environment for the tax-exempt sector. The U.S. economy grew 4.6% in the first quarter, before posting a more moderate 2.3% growth rate in the second quarter, according to revised figures. However, while inflation appeared to remain fairly well in check, rising energy prices and labor cost pressures caught the eye of the Federal Reserve. In late June, the Fed raised its Federal funds rate - a key short-term interest rate barometer - by 25 basis points (.25%), and repeated the move in August.

Municipal bonds gained ground on Treasuries in the first quarter of 1999, as supply pressures, which weighed so heavily on the municipal market in 1998, eased somewhat. In the summer and early fall, however, the municipal market encountered some turmoil amid uncertainty about possible Federal Reserve actions, as well as confusion over tax proposals pending in Congress. For the six months ended September 30, 1999, the Lehman Brothers 7-Year Municipal Bond Index - a widely recognized, unmanaged index of intermediate-term municipal bonds - posted a return of -0.89%.*

Municipal bonds remain an undervalued asset class...

Intermediate-term municipal bonds can be a compelling investment alternative for conservative investors. At September 30, 1999 the ratio of intermediate-term municipal yields to similar maturity Treasury yields was 80%. However, the intermediate-term segment has historically tended to be significantly less volatile than longer-term bonds. With their competitive yields, lower volatility and tax-exempt status, municipal bonds merit consideration from risk-conscious, income-oriented investors.

*It is not possible to invest directly in an Index.

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

INTERMEDIATE-TERM MUNICIPAL BOND YIELDS REACH 80% OF TREASURY YIELDS

      4.59%                            7.17%
5-year AAA-rated                  Taxable eqvivalent yield
General Obligation (GO)           in 36% tax bracket
Bonds*

      5.79%
5-Year Treasury bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yield. Statistics as of September 30, 1999.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

With the 2000 elections nearing, tax reform has once again become a political football...

Once again, the prospects of lower taxes are threatened by a political stalemate in Washington. The administration has vetoed recent tax cuts passed by Congress. Meanwhile, taxpayers continue to bear the burden of high taxes while facing the challenge of paying for college tuition, caring for elderly parents, or trying to plan for retirement.

At Eaton Vance, we believe that, amid rising surpluses and modest inflation pressures, the outlook for bonds is quite favorable. And, at their recent levels, municipal bonds remain an especially attractive fixed-income alternative. In this uncertain climate, municipals can represent a prudent way to diversify one's investment portfolio while lowering one's tax burden. We believe that municipals merit strong consideration from today's tax-conscious investors.

                                                  Sincerely,

                                                  /s/ Thomas J. Fetter

                                                  Thomas J. Fetter
                                                  President
                                                  November 11, 1999



--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 1999 INVESTMENT UPDATE

[PHOTO]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- The California economy retained its robust momentum in 1999, marking the sixth year of expansion. The services sector fueled the state's growth, with new technologies, business services, biotechnology, multimedia, electronics and entertainment posting major job gains. The state's September 1999 unemployment rate declined to 4.9% from 6.0% a year ago.

- California's construction sector remained in a fast-growth mode, growing 15% in the second quarter alone. More than 88,000 construction jobs have been created in the past year, with specialty trades such as plumbing, painting, flooring and electrical workers leading the way.

- The strong economic news was tempered somewhat in the manufacturing sector, which registered a modest job decline. California exports declined by 6.5% in the first half of the year, the result of weaker demand from Asia's troubled economies.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 1999, the Fund's Class A and Class B shares had total returns of -2.92% and -3.26%, respectively.(1) For Class A and Class B, these returns resulted from a decline in net asset value (NAV) per share to $9.82 on September 30, 1999 from $10.35 on March 31, 1999, and the reinvestment of $0.229 and $0.194 per share, respectively, in tax-free income.(2)

- Based on the most recent distributions and an NAV on September 30, 1999 of $9.82 per share for Class A and Class B, distribution rates were 4.58% and 3.87%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at September 30, 1999 were 4.08% and 3.42%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- The intermediate-term California municipal market has been characterized in recent months by fairly quiet trading activity and limited supply. The Portfolio maintained its "barbell" strategy, with a portion of the Portfolio concentrated in high-quality and insured* bonds and another portion committed to higher-coupon issues.

- The Portfolio continued to find value in the non-rated segment of the market, with particular emphasis on special assessment district bonds. Typically, these bonds are used as an alternative to general obligations to finance the infrastructure needs of fast-growing California communities.

- Management continued its efforts to improve the Portfolio's call protection. With the decline of interest rates from their highs earlier in the decade, many bonds are now approaching call dates. Call protection has therefore become an increasingly important strategic consideration.

PORTFOLIO STATISTICS(5)
--------------------------------------------------------------------------------

- Number of Issues:                         42
- Duration:                                 6.6 years
- Average Rating:                           AA-
- Average Call:                             9.7 years
- Average Dollar Price:                     $93.83


RATINGS DISTRIBUTION(5)
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA        65.3%
BBB         9.5%
Non-Rated  25.2%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 1999

PERFORMANCE(6)                                     CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            -2.40%         -3.08%
Five Years                                           N.A.           3.78
Life of Fund+                                        4.30           3.99


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            -4.57%         -5.88%
Five Years                                          N.A.            3.78
Life of Fund+                                        3.98           3.99

+Inception date: Class A: 6/27/96; Class B: 5/29/92


5 LARGEST SECTORS(5)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

Escrowed/Prerefunded                   16.3%
Special Tax Revenue                    10.4%
Insured - Lease Revenue*                9.6%
Insured - Electric Utilities*           7.5%
Insured - Special Tax Revenue*          7.4%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax, alternative minimum tax, or state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE CONNECTICUT LIMITED MATURITY MUNICIPALS FUND
AS OF SEPTEMBER 30, 1999
INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- Reflecting a sound state economy, the Connecticut Department of Labor projects that personal income will increase by 5.2% in the fourth quarter of 1999 from a year earlier. The state's employment indexes have been stable throughout the year, with no dramatic trends apparent. The September 1999 unemployment rate was 2.7%, down from 3.4% a year ago.

- Manufacturing activity in Connecticut increased slightly from July 1998 to July 1999, as measured by the Connecticut Manufacturing Production Index. Average weekly earnings in the manufacturing industry increased by 3.3% over the same time period.

- The 1999 housing market in Connecticut has nearly matched the torrid pace set last year. Through July alone, the state issued 6,491 new housing permits, with six of Connecticut's eight counties outpacing last year's rate.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 1999, the Fund's Class A and
  Class B shares had total returns of -2.22% and -2.58%, respectively.(1) For Class A and Class B, these returns resulted from a decline in net asset value
  (NAV) per share to $9.69 on September 30, 1999 from $10.13 on March 31, 1999, and the reinvestment of $0.214 and $0.179 per share, respectively, in tax-free income.(2)

- Based on the most recent distributions and an NAV on September 30, 1999 of $9.69 per share for Class A and Class B, distribution rates were 4.13% and 3.41%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at September 30, 1999 were 3.53% and 2.85%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- A Connecticut Airport Revenue bond for Bradley International Airport was the Portfolio's largest holding at September 30, 1999. Bradley has enjoyed 11.5% passenger growth in 1999, benefiting from expansion of service by major carriers as well as the start of service by low-cost carriers such as MetroJet and Southwest.

- Prerefunded bonds provided a measure of support in a difficult market environment. For example, Connecticut HEFA's issue for New Britain Hospital is prerefunded to 2002. Because the bond is escrowed and backed by U.S. Treasury bonds, it has tended to maintain a relatively stable price while providing an attractive 7.5% coupon.

- Industrial development bonds (IDB) provided the Portfolio excellent income while financing commercial initiatives and creating job opportunities. The Portfolio's IDB holdings included bonds for Frito-Lay Company, American Airlines, and International Paper Co.

PORTFOLIO STATISTICS(5)
--------------------------------------------------------------------------------

-  Number of Issues:                         31
-  Duration:                                 5.8 years
-  Average Rating:                           AA-
-  Average Call:                             5.3 years
-  Average Dollar Price:                     $100.32


RATINGS DISTRIBUTION(5)
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA          51.6%
AA            8.6%
A            14.6%
BBB          19.0%
Non-Rated     6.2%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 1999

PERFORMANCE(6)                                     CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            -1.08%         -1.78%
Five Years                                           N.A.           3.98
Life of Fund+                                        3.68           3.39


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            -3.34%         -4.62%
Five Years                                           N.A.           3.98
Life of Fund+                                        3.32           3.39

+Inception date: Class A: 1/21/97; Class B: 4/16/93


5 LARGEST SECTORS(5)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

Insured - Transportation*              11.3%
General Obligations                    11.1%
Insured - Water & Sewer*               10.3%
Insured - Hospital*                     7.8%
Insured - General Obligations*          6.8%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax, alternative minimum tax, or state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
AS OF SEPTEMBER 30, 1999 INVESTMENT UPDATE

[PHOTO]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- The Florida economy expanded further in 1999, with the fast-growing service sector leading the way. Propelled by tourism and retirement services, Florida has added 300,000 employees to its service sector payrolls in the past three years alone. The September 1999 jobless rate was just 3.9%, down from 4.2% a year earlier.

- Tourism continued to rebound following last year's devastating wildfires. Theme park and convention business posted strong gains, as Central Florida opened new parks, accompanied by the construction of new hotels, restaurants, retirement communities and entertainment facilities.

- Florida's manufacturing sector has weakened in 1999 in response to slower foreign demand. Exports, which slowed to a 5% growth rate in 1998, have suffered from continued weak demand from Asia, with citrus fruits and chemical exports especially hard-hit.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 1999, the Fund's Class A, Class B and Class C shares had total returns of -2.58%, -2.95% and -3.03%, respectively.(1) For Class A and Class B, these returns resulted from a decline in net asset value (NAV) per share to $9.78 on September 30, 1999 from $10.27 on March 31, 1999, and the reinvestment of $0.227 and $0.189 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decline in NAV to $9.24 from $9.71, and the reinvestment of $0.178 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 1999 of $9.78 per share for Class A and Class B, and $9.24 for Class C, distribution rates were 4.62%, 3.87% and 3.84%, respectively.(3)

- The SEC 30-day yields for Class A, B and C shares at September 30, 1999 were 4.28%, 3.62% and 3.62%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- In a quiet Florida market, insured bonds again dominated state issuance, reflecting the demands of quality-conscious Florida investors. Insured* bonds represented 50.3% of the Portfolio's holdings at September 30, 1999. Insured* transportation bonds, general obligations, and insured* water and sewer issues were the Portfolio's largest weightings.

- The Portfolio took advantage of the recent rise in interest rates by establishing tax losses that can be used to offset future capital gains. The proceeds of those sales were used to buy bonds with more attractive yields.

- Management continued its efforts to improve the Portfolio's call protection. With the decline of interest rates from their highs earlier in the decade, many bonds are now approaching call dates. Call protection has therefore become an increasingly important strategic consideration.

PORTFOLIO STATISTICS(5)
--------------------------------------------------------------------------------

-  Number of Issues:                         47
-  Duration:                                 6.7 years
-  Average Rating:                           AA
-  Average Call:                             6.6 years
-  Average Dollar Price:                     $97.88


RATINGS DISTRIBUTION(5)
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA         54.5%
AA          17.6%
A            8.6%
BBB          9.8%
Non-Rated    9.5%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 1999

PERFORMANCE(6)                         CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -2.08%         -2.79%         -2.89%
Five Years                               N.A.           3.46           3.40
Life of Fund+                            4.21           3.89           2.49


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                -4.28%         -5.60%         -3.82%
Five Years                               N.A.           3.46           3.40
Life of Fund+                            3.88           3.89           2.49

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C:12/8/93


5 LARGEST SECTORS(5)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

Insured - Transportation*              11.3%
General Obligations                    11.1%
Insured - Water & Sewer*               10.3%
Insured - Hospital*                     7.8%
Insured - General Obligations*          6.8%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income tax, alternative minimum tax, or state intangibles tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1% CDSC. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
AS OF SEPTEMBER 30, 1999
INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- The Massachusetts economy continued its strong momentum in the first half of 1999. The September 1999 unemployment rate was 2.9%, well below the national rate. Financial services, retail trade, health services and technology were again among the largest sources of new jobs.

- The construction sector added significantly to employment in the Commonwealth. Residential and commercial building has been aided by a strong housing market and large commercial projects like Boston's Central Artery and Seaport projects.

- Massachusetts tax revenues continued to reflect the strong state economy in the first half of 1999, according to the Department of Revenue and Taxation. Tax revenues rose, reflecting a sharp increase in individual income tax collections and windfall capital gains taxes from a rising stock market.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 1999, the Fund's Class A, Class B and Class C shares had total returns of -2.70%, -3.07% and -3.00%, respectively.(1) For Class A and Class B, these returns resulted from a decline in net asset value (NAV) per share to $9.82 on September 30, 1999 from $10.32 on March 31, 1999, and the reinvestment of $0.224 and $0.185 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decline in NAV to $9.39 from $9.86, and the reinvestment of $0.176 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 1999 of $9.82 per share for Class A and Class B, and $9.39 for Class C, distribution rates were 4.54%, 3.75% and 3.74%, respectively.(3)

- The SEC 30-day yields for Class A, B and C shares at September 30, 1999 were 4.19%, 3.54% and 3.54%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Hospital bonds were the Portfolio's largest sector weighting. Amid changing reimbursement policies and pressures on hospitals to reduce costs, the Portfolio focused on institutions with sound fundamentals that are likely to emerge as winners in an increasingly competitive industry.

- The Portfolio sought to add value through non-rated bonds. Non-rated issues tend to be research-intensive investments and often offer an attractive yield advantage over rated bonds with similar maturities.

- The Portfolio took advantage of the recent rise in interest rates by establishing tax losses that can be used to offset future capital gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS(5)
--------------------------------------------------------------------------------

-  Number of Issues:                         52
-  Duration:                                 7.1 years
-  Average Rating:                           AA-
-  Average Call:                             7.9 years
-  Average Dollar Price:                     $97.68


RATINGS DISTRIBUTION(5)
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA          32.0%
AA           29.9%
A             5.4%
BBB          25.4%
BB            1.7%
Non-Rated     5.6%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 1999

PERFORMANCE(6)                         CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -2.17%         -2.91%         -2.81%
Five Years                               N.A.           3.76           3.68
Life of Fund+                            4.26           3.94           2.81


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                -4.36%         -5.72%         -3.75%
Five Years                               N.A.           3.76           3.68
Life of Fund+                            3.94           3.94           2.81

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C:12/8/93


5 LARGEST SECTORS(5)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

Hospital                               18.7%
General Obligations                    14.1%
Escrowed/Prerefunded                   11.2%
Education                               9.7%
Insured - General Obligations*          8.0%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income tax, alternative minimum tax, or state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1% CDSC. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE MICHIGAN LIMITED MATURITY MUNICIPALS FUND
AS OF SEPTEMBER 30, 1999 INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- Michigan's economy continued to generate new jobs in 1999. While the state's September 1999 jobless rate rose to 3.4%, slightly higher than the 3.3% level of a year ago, job growth in non-manufacturing areas offset weaker export demand from Asia. Meanwhile, Michigan's total work force expanded by nearly 50,000 workers.

- Automotive sales remain a crucial segment of the Michigan economy. U.S. sales of cars and light trucks in the first half of 1999 were 7.0%higher than in the same period last year. On the production side, U.S. car production is up 4.5% this year, while U.S. truck production has grown by 16.0% in 1999.

- Personal income growth in Michigan continued to expand in 1999. Real disposable income, a leading indicator of future expenditures in durable goods such as automobiles and appliances, grew by 2.4% in the second quarter of 1999. Rising incomes have resulted in significantly higher state tax revenues.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 1999, the Fund's Class A and
  Class B shares had total returns of -3.09% and -3.44%, respectively.(1) For Class A and Class B, these returns resulted from a decline in net asset value
  (NAV) per share to $9.45 on September 30, 1999 from $9.97 on March 31, 1999, and the reinvestment of $0.214 and $0.178 per share, respectively, in tax-free income.(2)

- Based on the most recent distributions and an NAV on September 30, 1999 of $9.45 per share for Class A and Class B, distribution rates were 4.52% and 3.77%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at September 30, 1999 were 3.69% and 3.02%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Insured* general obligations constituted the largest sector weighting at September 30, 1999. While the underlying credits have benefited from a strong state economy, these high-quality bonds provide upside potential in the event of a market rally.

- Escrowed bonds represented a large weighting for the Portfolio. The bonds are escrowed and backed by Treasury bonds, and, therefore, they are viewed as very high quality investments. An escrowed issue for Grand Ledge Public School District was the largest holding, carrying an attractive 7.875% coupon.

- The Portfolio maintained its exposure to selected non-rated bonds. Bonds issued for nursing homes, life care facilities and hospices afforded the Portfolio above-average coupons and the possibility of future credit upgrades.

PORTFOLIO STATISTICS(5)
--------------------------------------------------------------------------------

-  Number of Issues:                         28
-  Duration:                                 7.2 years
-  Average Rating:                           AA-
-  Average Call:                             7.9 years
-  Average Dollar Price:                     $96.28


RATINGS DISTRIBUTION(5)
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA          43.0%
AA           14.1%
A            11.0%
BBB          23.7%
B             1.3%
Non-Rated     6.9%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 1999

PERFORMANCE(6)                                     CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            -2.86%         -3.52%
Five Years                                           N.A.           3.68
Life of Fund+                                        3.43           3.11


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            -5.01%         -6.31%
Five Years                                           N.A.           3.68
Life of Fund+                                        3.06           3.11

+Inception date - Class A: 10/22/96; Class B: 4/16/93



5 LARGEST SECTORS(5)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

Insured - General Obligations*         18.0%
Escrowed/Prerefunded                   17.3%
Hospital                               15.3%
Special Tax Revenue                    10.8%
Insured - Electric Utilities*           5.5%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax, alternative minimum tax, or state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND AS OF SEPTEMBER 30, 1999 INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- The New Jersey economy continued to expand in 1999, although some industries fared better than others. The service sector, especially retailing, personnel supply services, and computer programming, again generated the lion's share of new jobs, while manufacturing fared less well. The state's September 1999 unemployment rate was 4.6%, unchanged from a year ago.

- Construction activity in New Jersey remained brisk, benefiting from continued low interest rates and strong consumer confidence. Residential building permits rose 17% in the first half of 1999 compared to the same period a year ago.

- New Jersey continued to benefit from its proximity to New York's financial markets. Financial services giant Merrill Lynch began construction this year on a 450-acre office complex in Hopewell Township. When completed in late 2000, the facility is expected to employ 1,500 workers.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 1999, the Fund's Class A and
  Class B shares had total returns of -2.03% and -2.41%, respectively.(1) These returns resulted from a decline in net asset value (NAV) per share to $9.88 on September 30, 1999 from $10.32 on March 31, 1999, and the reinvestment of $0.232 and $0.193 per share, respectively, in tax-free income.(2)

- Based on the most recent distributions and an NAV on September 30, 1999 of $9.88 per share for Class A and Class B, distribution rates were 4.69% and 3.90%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at September 30, 1999 were 4.02% and 3.36%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Insured* general obligations (GOs) were again the Portfolio's largest sector weighting. Ample supply of GOs created good diversification and excellent income opportunities in bonds of very high quality.

- The Portfolio retained its exposure to industrial development bonds. These bonds financed projects for companies that included Holt Hauling and Continental Airlines and generated above-average income for the Portfolio.

- Management remained very selective with respect to hospital bonds. The Portfolio's holdings included bonds for the Atlantic City Medical Care Center. The century-old facility provides specialized trauma, surgical and infectious disease care for residents in the New Jersey Shore area.

PORTFOLIO STATISTICS(5)
--------------------------------------------------------------------------------

-  Number of Issues:                         47
-  Duration:                                 6.4 years
-  Average Rating:                           AA
-  Average Call:                             6.8 years
-  Average Dollar Price:                     $99.05


RATINGS DISTRIBUTION(5)
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA          60.7%
AA           13.3%
A             8.5%
BBB           8.3%
BB            2.9%
B             0.8%
Non-Rated     5.5%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 1999

PERFORMANCE(6)                                     CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            -1.47%         -2.21%
Five Years                                           N.A.           3.81
Life of Fund+                                        4.35           4.02


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            -3.67%         -5.04%
Five Years                                           N.A.           3.81
Life of Fund+                                        4.02           4.02

+Inception date - Class A: 6/27/96; Class B: 6/1/92


5 LARGEST SECTORS(5)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

Insured - General Obligations*         28.1%
Insured - Hospital*                    11.8%
Cogeneration                            9.4%
Hospital                                9.0%
Insured - Transportation*               7.8%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) Aportion of the Fund's income could be subject to federal income tax, alternative minimum tax, or state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
AS OF SEPTEMBER 30, 1999 INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- New York state's economy made further gains in 1999, although subject to significant regional disparities. Most new jobs were created in the New York City area, with the upstate region lagging. The state's September 1999 jobless rate was 5.3%, above the national rate, but an improvement from the 5.5% level of a year ago.

- Wall Street continued to play an increasingly large role in the New York City economy. In 1998, the securities industry accounted for 19% of city residents' total earnings. Wall Street has also been a prime driver of job creation, with 9% of all jobs tied to the securities industry.

- Manufacturing remained a sore spot for the state, with continuing losses in the auto and electronics industries. However, computer manufacturing again proved an exception. Since 1992, 43,000 new jobs have been created in the computer industry.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 1999, the Fund's Class A, Class B and Class C shares had total returns of -2.04%, -2.42% and -2.50%, respectively.(1) For Class A and Class B, these returns resulted from a decline in net asset value (NAV) per share to $10.11 on September 30, 1999 from $10.56 on March 31, 1999, and the reinvestment of $0.236 and $0.195 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decline in NAV to $9.57 from $10.00, and the reinvestment of $0.182 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 1999 of $10.11 per share for Class A and Class B, and $9.57 for Class C, distribution rates were 4.65%, 3.86% and 3.79%, respectively.(3)

- The SEC 30-day yields for Class A, B and C shares at September 30, 1999 were 4.32%, 3.67% and 3.65%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Lease revenue/certificates of participation (COP) constituted the Portfolio's largest sector weighting at September 30, 1999. COPs are an alternative financing tool that are often used to finance the purchase of equipment for transportation and power generation projects.

- The Portfolio also has a major concentration in housing bonds, which were well diversified among New York City, State and county issues. The Portfolio's holdings included bonds that financed multi-family housing proejcts as well as issues that provided mortgage financing for New York residents.

- Non-rated bonds remained a source of above-average income for the Portfolio. Given the preponderance of insured* issues in the market, management continued to search for research-driven opportunities among senior life care, assisted living and cogeneration projects.

PORTFOLIO STATISTICS(5)
--------------------------------------------------------------------------------

-  Number of Issues:                         42
-  Duration:                                 6.6 years
-  Average Rating:                           A
-  Average Call:                             7.5 years
-  Average Dollar Price:                     $97.26


RATINGS DISTRIBUTION(5)
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA          16.7%
AA           20.0%
A            27.4%
BBB          26.9%
Non-Rated     9.0%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 1999

PERFORMANCE(6)                         CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -1.28%         -2.03%         -2.01%
Five Years                               N.A.           4.21           4.15
Life of Fund+                            4.65           4.33           3.09


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                -3.54%         -4.86%         -2.95%
Five Years                               N.A.           4.21           4.15
Life of Fund+                            4.33           4.33           3.09

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C:12/8/93


5 LARGEST SECTORS(5)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

Lease Revenue/Certificates of Participation     14.0%
Housing                                         12.2%
Hospital                                         8.9%
Water & Sewer                                    8.1%
Special Tax Revenues                             7.7%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income tax, alternative minimum tax, or state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1% CDSC. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
AS OF SEPTEMBER 30, 1999 INVESTMENT UPDATE

[PHOTO]
William H. Ahern
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- The Ohio economy remained robust in 1999 and continued to generate strong job growth. Over the past year, the number of employed Ohioans has increased by nearly 200,000, with the total labor force reaching a new high. The state's September 1999 jobless rate was 4.4%, slightly above the 4.3% rate a year ago.

- Despite the rise in interest rates during the year, Ohio's manufacturing sector posted impressive gains, amid strong domestic demand for durable goods and an improving trade picture due to improving Asian economies.

- The Greater Cincinnati area remains an increasingly important, regional financial services center. In the most recent expansion, Fifth Third Bancorp unveiled plans to build a new operations center in Madisonville. The new facility will house 2,000 employees and will be backed, in part, by state and city tax abatements.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 1999, the Fund's Class A and
  Class B shares had total returns of -2.27% and -2.64%, respectively.(1) These returns resulted from a decline in net asset value (NAV) per share to $9.65 on September 30, 1999 from $10.11 on March 31, 1999, and the reinvestment of $0.231 and $0.195 per share, respectively, in tax-free income.(2)

- Based on the most recent distributions and an NAV on September 30, 1999 of $9.65 per share for Class A and Class B, distribution rates were 4.72% and 3.99%, respectively.(3)

- The SEC 30-day yields for Class A and B shares at September 30, 1999 were 4.16% and 3.50%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Insured general obligations (GOs)* represented the Portfolio's largest sector weighting at September 30, 1999. School district bonds remained a prime source of new issues, providing some excellent income opportunities in very high quality investments.

- Industrial development bonds (IDB) remained a focus of the Portfolio, as underlying issuers have benefited from a strong economy. The Portfolio's IDB holdings constituted a diverse range of issuers, including Republic Engineered Steel, The Rock and Roll Hall of Fame and Emory Air Freight.

- The Portfolio took advantage of the recent rise in interest rates by establishing tax losses that can be used to offset future capital gains. The proceeds of those sales were used to buy bonds with more attractive yields and trading characteristics.

PORTFOLIO STATISTICS(5)
--------------------------------------------------------------------------------

-  Number of Issues:                         45
-  Duration:                                 6.6 years
-  Average Rating:                           AA-
-  Average Call:                             7.1 years
-  Average Dollar Price:                     $101.00


RATINGS DISTRIBUTION(5)
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA          45.1%
AA           13.8%
A            19.0%
BBB           6.8%
Non-Rated    15.3%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 1999


PERFORMANCE(6)                                     CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                            -1.40%         -2.12%
Five Years                                           N.A.           4.02
Life of Fund+                                        3.85           3.52


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                            -3.65%         -4.95%
Five Years                                           N.A.           4.02
Life of Fund+                                        3.48           3.52

+Inception date: Class A: 10/22/96; Class B: 4/16/93


5 LARGEST SECTORS(5)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

Insured - General Obligations*                  27.5%
Industrial Development Revenue                  13.8%
General Obligations                             11.4%
Escrowed/Prerefunded                            11.3%
Hospital                                         8.4%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax, alternative minimum tax, or state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND
AS OF SEPTEMBER 30, 1999
INVESTMENT UPDATE

[PHOTO]
Timothy T. Browse
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------
- The Pennsylvania economy posted strong growth in the past year, generating more than 33,000 new jobs. The service sector was the main driver of job creation, with business services, financial services and entertainment leading the way. The jobless rate was 4.5% in September 1999, down slightly from the 4.7% rate of a year ago.

- Pittsburgh is in the middle of a construction boom, with office building projects under way for companies such as PNCBank and Mellon Bank. By 2001, the expansion of the city's Lawrence Convention Center should be completed, as will new stadiums for the Pittsburgh Pirates and Pittsburgh Steelers.

- The manufacturing sector again shed jobs over the past year due to weakness in exports to crisis-plagued Asia. Electronics, metals and transportation equipment were especially weak areas, while furniture and lumber production were unusually strong.

THE FUND
--------------------------------------------------------------------------------

- During the six months ended September 30, 1999, the Fund's Class A, Class B and Class C shares had total returns of -2.28%, -2.66% and -2.73%, respectively.(1) For Class A and Class B, these returns resulted from a decline in net asset value (NAV) per share to $10.03 on September 30, 1999 from $10.50 on March 31, 1999, and the reinvestment of $0.231 and $0.192 per share, respectively, in tax-free income.(2) For Class C, this return resulted from a decline in NAV to $9.48 from $9.93, and the reinvestment of $0.181 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 1999 of $10.03 per share for Class A and Class B, and $9.48 for Class C, distribution rates were 4.60%, 3.81% and 3.80%, respectively.(3)

- The SEC 30-day yields for Class A, B and C shares at September 30, 1999 were 4.27%, 3.61% and 3.62%, respectively.(4)

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Hospital bonds remained the Portfolio's largest sector weighting, with an emphasis on institutions with the ability to grow, such as Lehigh County's Muhlenberg Hospital. Recent construction will allow Muhlenberg to upgrade its facilities in specialties such as oncology, pediatrics, and psychiatric and cardiac care.

- Escrowed bonds remained a major investment. Because the bonds are pre-refunded to their approaching call dates, they provided relatively stable performance in a volatile market climate, as well as an excellent income stream.

- The Portfolio was able to limit its exposure to market volatility by balancing high-quality, insured* bonds with non-rated nonds. Non-rated issues often carry higher coupons which make them less vulnerable to market declines.

PORTFOLIO STATISTICS(5)
--------------------------------------------------------------------------------

-  Number of Issues:                         56
-  Duration:                                 6.8 years
-  Average Rating:                           A+
-  Average Call:                             6.9 years
-  Average Dollar Price:                     $96.14


RATINGS DISTRIBUTION(5)
--------------------------------------------------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA          46.8%
AA            4.6%
A            11.9%
BBB          23.1%
Non-Rated    13.6%

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF SEPTEMBER 30, 1999

PERFORMANCE(6)                         CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                -1.49%         -2.23%         -2.30%
Five Years                               N.A.           4.01           3.95
Life of Fund+                            4.62           4.30           3.01


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                -3.75%         -5.06%         -3.24%
Five Years                               N.A.           4.01           3.95
Life of Fund+                            4.30           4.30           3.01

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C:12/8/93


5 LARGEST SECTORS(5)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

Hospital                            16.5%
Escrowed/Prerefunded                10.4%
Insured - Transportation*            9.3%
Insured - General Obligations*       6.7%
Insured - Education*                 5.9%

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income tax, alternative minimum tax, or state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.(4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Ratings Distribution and 5 Largest Sectors are as of 9/30/99 only and may not be representative of the Portfolio's current or future investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. Class C 1-year SEC return reflects 1% CDSC. *Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                                           CALIFORNIA   CONNECTICUT     FLORIDA     MASSACHUSETTS    MICHIGAN
                                          LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND   LIMITED FUND
---------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost                        $26,103,356    $7,853,745   $51,239,177    $46,867,217   $ 9,429,868
   Unrealized appreciation
      (depreciation)                          (37,241)      124,906      (132,418)      (168,339)      199,994
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $26,066,115    $7,978,651   $51,106,759    $46,698,878   $ 9,629,862
---------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $        --    $       --   $     4,104    $    24,986   $        --
---------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $26,066,115    $7,978,651   $51,110,863    $46,723,864   $ 9,629,862
---------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $        --    $       --   $   175,896    $    21,297   $     9,445
Dividends payable                              45,706        15,123        90,242         72,845        16,821
Payable to affiliate for Trustees' fees            15            --            --              1            45
Accrued expenses                               23,970         9,824        43,901         53,655        10,862
---------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $    69,691    $   24,947   $   310,039    $   147,798   $    37,173
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                $25,996,424    $7,953,704   $50,800,824    $46,576,066   $ 9,592,689
---------------------------------------------------------------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------------------------------------------------------------
Paid-in capital                           $28,194,004    $8,328,818   $54,458,667    $48,492,696   $10,824,284
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (2,074,968)     (543,000)   (3,417,035)    (1,701,443)   (1,403,277)
Accumulated undistributed (distributions
   in excess of) net
   investment income                          (85,371)       42,980      (108,390)       (46,848)      (28,312)
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of identified
   cost)                                      (37,241)      124,906      (132,418)      (168,339)      199,994
---------------------------------------------------------------------------------------------------------------
TOTAL                                     $25,996,424    $7,953,704   $50,800,824    $46,576,066   $ 9,592,689
---------------------------------------------------------------------------------------------------------------
Class A Shares
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                $23,761,838    $6,858,927   $42,725,212    $39,454,728   $ 9,022,573
SHARES OUTSTANDING                          2,420,662       707,671     4,370,380      4,016,836       954,266
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      9.82    $     9.69   $      9.78    $      9.82   $      9.45
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 97.75 of net asset
      value per share)                    $     10.05    $     9.91   $     10.01    $     10.05   $      9.67
---------------------------------------------------------------------------------------------------------------
Class B Shares
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 2,234,586    $1,094,777   $ 4,688,835    $ 2,375,866   $   570,116
SHARES OUTSTANDING                            227,642       112,954       479,622        241,885        60,298
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      9.82    $     9.69   $      9.78    $      9.82   $      9.45
---------------------------------------------------------------------------------------------------------------
Class C Shares
---------------------------------------------------------------------------------------------------------------
NET ASSETS                                $        --    $       --   $ 3,386,777    $ 4,745,472   $        --
SHARES OUTSTANDING                                 --            --       366,495        505,314            --
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $        --    $       --   $      9.24    $      9.39   $        --
---------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                                           NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                                          LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost                        $37,114,234   $56,071,284   $21,045,283   $44,169,773
   Unrealized appreciation
      (depreciation)                          664,638       531,746        22,015      (139,202)
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $37,778,872   $56,603,030   $21,067,298   $44,030,571
------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $     2,670   $       484   $        --   $     2,408
------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $37,781,542   $56,603,514   $21,067,298   $44,032,979
------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $    25,000   $    99,957   $        --   $   408,095
Dividends payable                              62,131        94,994        44,275        74,839
Payable to affiliate for Trustees' fees            45             3            45            --
Accrued expenses                               33,420        51,077        17,839        35,937
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   120,596   $   246,031   $    62,159   $   518,871
------------------------------------------------------------------------------------------------
NET ASSETS                                $37,660,946   $56,357,483   $21,005,139   $43,514,108
------------------------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------------------------
Paid-in capital                           $39,194,969   $57,254,604   $22,205,010   $44,655,061
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (2,150,127)   (1,361,814)   (1,287,549)     (989,461)
Accumulated undistributed (distributions
   in excess of) net
   investment income                          (48,534)      (67,053)       65,663       (12,290)
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of identified
   cost)                                      664,638       531,746        22,015      (139,202)
------------------------------------------------------------------------------------------------
TOTAL                                     $37,660,946   $56,357,483   $21,005,139   $43,514,108
------------------------------------------------------------------------------------------------
Class A Shares
------------------------------------------------------------------------------------------------
NET ASSETS                                $35,210,677   $50,455,709   $19,092,936   $36,422,750
SHARES OUTSTANDING                          3,564,911     4,990,800     1,979,053     3,632,984
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      9.88   $     10.11   $      9.65   $     10.03
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 97.75 of net asset
      value per share)                    $     10.11   $     10.34   $      9.87   $     10.26
------------------------------------------------------------------------------------------------
Class B Shares
------------------------------------------------------------------------------------------------
NET ASSETS                                $ 2,450,269   $ 3,860,138   $ 1,912,203   $ 2,620,008
SHARES OUTSTANDING                            248,077       381,823       198,207       261,332
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      9.88   $     10.11   $      9.65   $     10.03
------------------------------------------------------------------------------------------------
Class C Shares
------------------------------------------------------------------------------------------------
NET ASSETS                                $        --   $ 2,041,636   $        --   $ 4,471,350
SHARES OUTSTANDING                                 --       213,288            --       471,576
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $        --   $      9.57   $        --   $      9.48
------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999

                                           CALIFORNIA   CONNECTICUT     FLORIDA     MASSACHUSETTS    MICHIGAN
                                          LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND   LIMITED FUND
---------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $   724,456    $ 232,429    $ 1,474,147    $ 1,335,336    $ 281,923
Expenses allocated from Portfolio             (97,963)     (34,678)      (177,057)      (157,499)     (48,111)
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $   626,493    $ 197,751    $ 1,297,090    $ 1,177,837    $ 233,812
---------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                $       139    $     124    $       572    $       574    $     102
Distribution and service fees
   Class A                                     18,536        5,426         34,041         31,400        7,148
   Class B                                     10,230        5,846         25,504         12,252        2,434
   Class C                                         --           --         16,906         21,593           --
Legal and accounting services                   1,838        3,362          1,979          8,746        1,688
Printing and postage                            2,045        1,627          2,603          2,718        1,721
Custodian fee                                   2,900        3,239          4,429          4,191        2,567
Transfer and dividend disbursing agent
   fees                                        12,647        4,074         24,401         23,013        5,440
Registration fees                                 288          192            273            684          355
Miscellaneous                                   2,436        1,769          3,424          3,356        1,066
---------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $    51,059    $  25,659    $   114,132    $   108,527    $  22,521
---------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $        --    $     667    $        --    $        --    $      --
---------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $        --    $     667    $        --    $        --    $      --
---------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $    51,059    $  24,992    $   114,132    $   108,527    $  22,521
---------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $   575,434    $ 172,759    $ 1,182,958    $ 1,069,310    $ 211,291
---------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    70,172    $  (4,376)   $   160,768    $    62,325    $  25,953
   Financial futures contracts                 12,401       (1,684)        35,679         76,073       21,332
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $    82,573    $  (6,060)   $   196,447    $   138,398    $  47,285
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $(1,495,902)   $(366,301)   $(2,861,847)   $(2,561,480)   $(571,626)
   Financial futures contracts                  6,664           --             --             --           --
---------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,489,238)   $(366,301)   $(2,861,847)   $(2,561,480)   $(571,626)
---------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,406,665)   $(372,361)   $(2,665,400)   $(2,423,082)   $(524,341)
---------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (831,231)   $(199,602)   $(1,482,442)   $(1,353,772)   $(313,050)
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999

                                           NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                                          LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $ 1,061,410   $ 1,682,391   $   606,116   $ 1,316,869
Expenses allocated from Portfolio            (125,249)     (197,067)      (82,012)     (155,736)
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $   936,161   $ 1,485,324   $   524,104   $ 1,161,133
------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------
Trustees fees and expenses                $       102   $     1,132   $       102   $       573
Distribution and service fees
   Class A                                     26,818        40,991        14,752        29,558
   Class B                                     12,589        20,438         9,309        14,415
   Class C                                         --        10,025            --        23,478
Legal and accounting services                   1,871         1,689         2,598         1,775
Printing and postage                            2,716         3,621         1,705         2,965
Custodian fee                                   2,215         4,968         2,378         3,919
Transfer and dividend disbursing agent
   fees                                        20,297        31,699         7,874        25,005
Registration fees                                 316           802         1,824           258
Miscellaneous                                   2,636         3,350         1,593         3,251
------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $    69,560   $   118,715   $    42,135   $   105,197
------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $   866,601   $ 1,366,609   $   481,969   $ 1,055,936
------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    98,560   $   105,467   $    29,250   $    13,844
   Financial futures contracts                 53,058        91,523        30,118        63,922
------------------------------------------------------------------------------------------------
NET REALIZED GAIN                         $   151,618   $   196,990   $    59,368   $    77,766
------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $(1,818,811)  $(2,895,025)  $(1,047,419)  $(2,307,972)
------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,818,811)  $(2,895,025)  $(1,047,419)  $(2,307,972)
------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,667,193)  $(2,698,035)  $  (988,051)  $(2,230,206)
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (800,592)  $(1,331,426)  $  (506,082)  $(1,174,270)
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999

                                           CALIFORNIA   CONNECTICUT     FLORIDA     MASSACHUSETTS    MICHIGAN
INCREASE (DECREASE) IN NET ASSETS         LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND   LIMITED FUND
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   575,434    $  172,759   $ 1,182,958    $ 1,069,310   $   211,291
   Net realized gain (loss)                    82,573        (6,060)      196,447        138,398        47,285
   Net change in unrealized appreciation
      (depreciation)                       (1,489,238)     (366,301)   (2,861,847)    (2,561,480)     (571,626)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (831,231)   $ (199,602)  $(1,482,442)   $(1,353,772)  $  (313,050)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders --          $
   From net investment income
      Class A                             $  (534,725)   $ (150,159)  $(1,026,264)   $  (929,641)  $  (201,903)
      Class B                                 (40,709)      (23,879)     (104,287)       (49,745)       (9,388)
      Class C                                      --            --       (70,458)       (87,698)           --
   In excess of net investment income
      Class A                                 (27,846)       (6,677)           --             --        (8,221)
      Class B                                  (3,132)           --        (2,510)            --          (515)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $  (606,412)   $ (180,715)  $(1,203,519)   $(1,067,084)  $  (220,027)
---------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $   534,031    $  257,572   $ 1,630,399    $ 1,937,026   $   561,336
      Class B                                 394,587        91,400       214,735      1,012,795       102,391
      Class C                                      --            --       258,441        922,410            --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 237,350        85,166       404,979        500,655       120,391
      Class B                                  18,095        15,184        24,781         33,319         4,911
      Class C                                      --            --        27,759         59,405            --
   Cost of shares redeemed
      Class A                              (1,859,947)     (677,348)   (6,444,527)    (4,367,929)     (941,239)
      Class B                                (458,921)     (362,240)   (1,597,395)    (1,282,317)     (161,942)
      Class C                                      --            --      (663,730)    (1,219,664)           --
   Net asset value of shares exchanged
      Class A                                 190,335       130,882     1,211,410      1,046,441        28,133
      Class B                                (190,335)     (130,882)   (1,211,410)    (1,046,441)      (28,133)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(1,134,805)   $ (590,266)  $(6,144,558)   $(2,404,300)  $  (314,152)
---------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(2,572,448)   $ (970,583)  $(8,830,519)   $(4,825,156)  $  (847,229)
---------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of period                    $28,568,872    $8,924,287   $59,631,343    $51,401,222   $10,439,918
---------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $25,996,424    $7,953,704   $50,800,824    $46,576,066   $ 9,592,689
---------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
invesment income included in net assets
---------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $   (85,371)   $   42,980   $  (108,390)   $   (46,848)  $   (28,312)
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999

                                           NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS         LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   866,601   $ 1,366,609   $   481,969   $ 1,055,936
   Net realized gain                          151,618       196,990        59,368        77,766
   Net change in unrealized appreciation
      (depreciation)                       (1,818,811)   (2,895,025)   (1,047,419)   (2,307,972)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (800,592)  $(1,331,426)  $  (506,082)  $(1,174,270)
------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $  (821,965)  $(1,246,202)  $  (442,436)  $  (887,490)
      Class B                                 (53,017)      (85,589)      (41,454)      (59,785)
      Class C                                      --       (41,457)           --       (97,243)
   In excess of net investment income
      Class A                                      --            --       (19,142)           --
      Class B                                     (13)          (77)           --            --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $  (874,995)  $(1,373,325)  $  (503,032)  $(1,044,518)
------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $ 2,268,826   $ 3,694,160   $   444,740   $ 1,128,004
      Class B                                 157,944       386,418       104,818       105,226
      Class C                                      --       584,746            --       171,411
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 525,014       711,276       290,880       406,101
      Class B                                  37,375        61,122        24,801        40,627
      Class C                                      --        28,701            --        71,804
   Cost of shares redeemed
      Class A                              (2,621,317)   (9,404,094)   (1,106,286)   (4,328,772)
      Class B                                (678,217)   (1,465,686)     (324,212)   (1,164,141)
      Class C                                      --    (1,212,705)           --    (1,334,718)
   Net asset value of shares exchanged
      Class A                                 485,355       970,682       167,039       760,587
      Class B                                (485,355)     (970,682)     (167,039)     (760,587)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $  (310,375)  $(6,616,062)  $  (565,259)  $(4,904,458)
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(1,985,962)  $(9,320,813)  $(1,574,373)  $(7,123,246)
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of period                    $39,646,908   $65,678,296   $22,579,512   $50,637,354
------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $37,660,946   $56,357,483   $21,005,139   $43,514,108
------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
invesment income included in net assets
------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $   (48,534)  $   (67,053)  $    65,663   $   (12,290)
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           CALIFORNIA   CONNECTICUT     FLORIDA     MASSACHUSETTS    MICHIGAN
INCREASE (DECREASE) IN NET ASSETS         LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND   LIMITED FUND
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,359,556   $   383,329   $ 2,787,742    $ 2,251,010   $   454,663
   Net realized gain                          378,072        19,410       640,439        448,633       114,622
   Net change in unrealized appreciation
      (depreciation)                         (263,964)       16,999      (704,172)      (457,661)     (178,974)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,473,664   $   419,738   $ 2,724,009    $ 2,241,982   $   390,311
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $(1,261,736)  $  (315,775)  $(2,327,941)   $(1,944,036)  $  (420,416)
      Class B                                (127,848)      (68,388)     (275,336)      (182,561)      (39,337)
      Class C                                      --            --      (209,162)      (154,877)           --
   In excess of net investment income
      Class A                                    (135)       (7,965)           --             --       (14,144)
      Class B                                  (1,820)           --        (1,526)        (2,636)         (499)
      Class C                                      --            --            --         (3,195)           --
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(1,391,539)  $  (392,128)  $(2,813,965)   $(2,287,305)  $  (474,396)
---------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $   363,844   $   464,104   $   700,316    $ 2,487,913   $   442,579
      Class B                                 756,317       260,113       814,557      1,504,280       199,415
      Class C                                      --            --     1,429,966      1,586,272            --
   Issued in reorganization of EV
      Traditional and Classic Limited
      Maturity Municipals Funds Funds
      Class A                               3,133,613     1,063,816     4,524,349             --       895,423
      Class C                                      --            --     6,552,371      4,459,306            --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 487,926       156,613       816,049        953,546       214,151
      Class B                                  61,904        46,445        79,403        123,499        28,483
      Class C                                      --            --       100,040        128,935            --
   Cost of shares redeemed
      Class A                              (6,698,846)   (1,375,758)  (11,155,505)    (8,510,101)   (2,131,033)
      Class B                                (714,328)     (283,561)     (735,278)    (2,367,643)     (141,463)
      Class C                                      --            --    (4,132,890)      (945,891)           --
   Net asset value of shares exchanged
      Class A                               3,033,129     1,151,393     4,440,205      4,963,466     1,261,515
      Class B                              (3,033,129)   (1,151,393)   (4,440,205)    (4,963,466)   (1,261,515)
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $(2,609,570)  $   331,772   $(1,006,622)   $  (579,884)  $  (492,445)
---------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $(2,527,445)  $   359,382   $(1,096,578)   $  (625,207)  $  (576,530)
---------------------------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of year                      $31,096,317   $ 8,564,905   $60,727,921    $52,026,429   $11,016,448
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $28,568,872   $ 8,924,287   $59,631,343    $51,401,222   $10,439,918
---------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
invesment income included in net assets
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (54,393)  $    50,936   $   (87,829)   $   (49,074)  $   (19,576)
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                           NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS         LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,853,923   $ 2,984,365   $ 1,028,033   $ 2,335,635
   Net realized gain                          167,298       367,409        25,486       555,688
   Net change in unrealized appreciation
      (depreciation)                         (303,151)      (13,529)      (81,392)     (774,579)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 1,718,070   $ 3,338,245   $   972,127   $ 2,116,744
------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $(1,668,828)  $(2,615,897)  $  (909,646)  $(1,926,225)
      Class B                                (183,025)     (260,257)     (121,712)     (204,064)
      Class C                                      --       (95,851)           --      (207,418)
   In excess of net investment income
      Class A                                      --            --       (20,743)           --
      Class B                                    (919)           --            --            --
      Class C                                      --          (726)           --            --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $(1,852,772)  $(2,972,731)  $(1,052,101)  $(2,337,707)
------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $   381,983   $ 1,246,351   $   402,554   $   597,926
      Class B                                 599,064     1,074,287       605,499       464,936
      Class C                                      --     1,408,720            --     1,237,308
   Issued in reorganization of EV
      Traditional and Classic Limited
      Maturity Municipals Funds Funds
      Class A                                 839,250       543,752     1,671,340            --
      Class C                                      --     2,285,786            --     5,132,765
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 980,571     1,367,952       544,757       813,506
      Class B                                 143,996       188,523        80,845       134,020
      Class C                                      --        64,571            --       151,274
   Cost of shares redeemed
      Class A                              (6,663,082)  (12,152,775)   (2,703,497)   (8,402,426)
      Class B                                (999,616)   (1,343,662)     (304,762)     (819,038)
      Class C                                      --    (1,033,218)           --      (689,222)
   Net asset value of shares exchanged
      Class A                               5,301,665     7,108,382     2,422,090     4,252,261
      Class B                              (5,301,665)   (7,108,382)   (2,422,090)   (4,252,261)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $(4,717,834)  $(6,349,713)  $   296,736   $(1,378,951)
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $(4,852,536)  $(5,984,199)  $   216,762   $(1,599,914)
------------------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------------------
At beginning of year                      $44,499,444   $71,662,495   $22,362,750   $52,237,268
------------------------------------------------------------------------------------------------
AT END OF YEAR                            $39,646,908   $65,678,296   $22,579,512   $50,637,354
------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
invesment income included in net assets
------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (40,140)  $   (60,337)  $    86,726   $   (23,708)
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         CALIFORNIA LIMITED FUND -- CLASS A
                                 ---------------------------------------------------
                                 SIX MONTHS ENDED          YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998     1997(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.350       $10.330    $ 9.980    $ 9.940
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income                   $ 0.218       $ 0.453    $ 0.459    $ 0.363
Net realized and unrealized
   gain (loss)                           (0.519)        0.030      0.362      0.037(3)
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.301)      $ 0.483    $ 0.821    $ 0.400
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income              $(0.218)      $(0.463)   $(0.459)   $(0.360)
In excess of net investment
   income                                (0.011)           --(4)  (0.012)        --
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.229)      $(0.463)   $(0.471)   $(0.360)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.820       $10.350    $10.330    $ 9.980
------------------------------------------------------------------------------------

TOTAL RETURN(5)                           (2.92)%        4.56%      8.56%      3.84%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $23,762       $26,170    $25,780    $14,718
Ratios (As a percentage of
   average daily net assets):
   Expenses(6)                             1.04%(7)      0.95%      0.96%      0.90%(7)
   Expenses after custodian
      fee reduction(6)                     1.04%(7)      0.94%      0.94%      0.89%(7)
   Net investment income                   4.33%(7)      4.37%      4.51%      4.76%(7)
Portfolio Turnover of the
   Portfolio                                 11%           29%        40%        57%
------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Distributions in excess of net investment income are less than $0.001 per share.
(5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(6) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CALIFORNIA LIMITED FUND -- CLASS B
                                 -------------------------------------------------------------------------
                                 SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ----------------------------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.350       $10.330    $ 9.980    $10.080    $ 9.950    $10.050
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                   $ 0.180       $ 0.382    $ 0.386    $ 0.393    $ 0.385    $ 0.367
Net realized and unrealized
   gain (loss)                           (0.516)        0.025      0.362     (0.097)     0.134     (0.027)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.336)      $ 0.407    $ 0.748    $ 0.296    $ 0.519    $ 0.340
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income              $(0.180)      $(0.382)   $(0.386)   $(0.393)   $(0.385)   $(0.367)
In excess of net investment
   income                                (0.014)       (0.005)    (0.012)    (0.003)    (0.004)    (0.066)
From net realized gain                       --            --         --         --         --     (0.007)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.194)      $(0.387)   $(0.398)   $(0.396)   $(0.389)   $(0.440)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.820       $10.350    $10.330    $ 9.980    $10.080    $ 9.950
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           (3.26)%        3.99%      7.60%      2.99%      5.27%      3.53%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 2,235       $ 2,399    $ 5,316    $25,386    $54,241    $78,857
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                          1.79%(5)      1.62%      1.76%      1.71%      1.63%      1.55%
   Expenses after custodian
      fee reduction(3)                     1.79%(5)      1.61%      1.74%      1.70%      1.59%        --
   Net investment income                   3.58%(5)      3.71%      3.76%      3.91%      3.81%      3.72%
Portfolio Turnover of the
   Portfolio                                 11%           29%        40%        57%        36%        56%
----------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         CONNECTICUT LIMITED FUND -- CLASS A
                                 ---------------------------------------------------
                                 SIX MONTHS ENDED          YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998     1997(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.130       $10.110    $ 9.790    $ 9.870
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income                   $ 0.205       $ 0.431    $ 0.429    $ 0.087
Net realized and unrealized
   gain (loss)                           (0.431)        0.031      0.333     (0.082)
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.226)      $ 0.462    $ 0.762    $ 0.005
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income              $(0.205)      $(0.431)   $(0.429)   $(0.085)
In excess of net investment
   income                                (0.009)       (0.011)    (0.013)        --
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.214)      $(0.442)   $(0.442)   $(0.085)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.690       $10.130    $10.110    $ 9.790
------------------------------------------------------------------------------------

TOTAL RETURN(3)                           (2.22)%        4.45%      7.99%     (0.13)%
------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 6,859       $ 7,514    $ 6,034    $   586
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                         1.33%(5)      1.16%      1.20%      0.70%(5)
   Net expenses after
      custodian fee
      reduction(4)                         1.28%(5)      1.13%      1.18%      0.66%(5)
   Net investment income                   4.15%(5)      4.25%      4.26%      5.06%(5)
Portfolio Turnover of the
   Portfolio                                  3%            5%        23%        46%
------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             1.56%(5)      1.39%      1.43%      0.94%(5)
   Expenses after custodian
      fee reduction(4)                     1.51%(5)      1.36%      1.41%      0.90%(5)
   Net investment income                   3.92%(5)      4.02%      4.03%      4.82%(5)
Net investment income per
   share                                $ 0.193       $ 0.408    $ 0.406    $ 0.083
------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, January 21, 1997, to March 31, 1997.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CONNECTICUT LIMITED FUND -- CLASS B
                                 -------------------------------------------------------------------------
                                 SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ----------------------------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.130       $10.110    $ 9.790    $ 9.850    $ 9.690    $ 9.690
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                   $ 0.170       $ 0.365    $ 0.357    $ 0.398    $ 0.379    $ 0.373
Net realized and unrealized
   gain (loss)                           (0.431)        0.025      0.333     (0.089)     0.150      0.026
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.261)      $ 0.390    $ 0.690    $ 0.309    $ 0.529    $ 0.399
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income              $(0.179)      $(0.370)   $(0.370)   $(0.369)   $(0.369)   $(0.373)
In excess of net investment
   income                                    --            --         --         --         --     (0.026)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.179)      $(0.370)   $(0.370)   $(0.369)   $(0.369)   $(0.399)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.690       $10.130    $10.110    $ 9.790    $ 9.850    $ 9.690
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           (2.58)%        3.90%      7.02%      3.21%      5.50%      4.27%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 1,095       $ 1,410    $ 2,531    $10,227    $13,014    $15,613
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)(4)                      2.05%(5)      1.81%      1.92%      1.72%      1.53%      1.23%
   Net expenses after
      custodian fee
      reduction(3)                         2.00%(5)      1.78%      1.90%      1.68%      1.49%        --
   Net investment income                   3.42%(5)      3.60%      3.62%      3.93%      3.78%      3.89%
Portfolio Turnover of the
   Portfolio                                  3%            5%        23%        46%        52%        73%
----------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                          2.28%(5)      2.04%      2.15%      1.96%      1.86%      1.81%
   Expenses after custodian
      fee reduction(3)                     2.23%(5)      2.01%      2.13%      1.92%        --         --
   Net investment income                   3.19%(5)      3.37%      3.39%      3.69%      3.45%      3.31%
Net investment income per
   share                                $ 0.255       $ 0.342    $ 0.334    $ 0.374    $ 0.346    $ 0.317
----------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           FLORIDA LIMITED FUND -- CLASS A
                                 ---------------------------------------------------
                                 SIX MONTHS ENDED          YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998     1997(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.270       $10.290    $ 9.980    $10.030
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income                   $ 0.224       $ 0.453    $ 0.465    $ 0.357
Net realized and unrealized
   gain (loss)                           (0.487)       (0.018)     0.307     (0.049)
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.263)      $ 0.435    $ 0.772    $ 0.308
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income              $(0.227)      $(0.455)   $(0.462)   $(0.357)
In excess of net investment
   income                                    --            --         --     (0.001)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.227)      $(0.455)   $(0.462)   $(0.358)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.780       $10.270    $10.290    $ 9.980
------------------------------------------------------------------------------------

TOTAL RETURN(3)                           (2.58)%        4.10%      8.06%      2.88%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $42,725       $49,355    $50,116    $34,321
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             0.95%(5)      0.90%      0.90%      0.89%(5)
   Expenses after custodian
      fee reduction(4)                     0.93%(5)      0.88%      0.88%      0.87%(5)
   Net investment income                   4.45%(5)      4.38%      4.61%      4.65%(5)
Portfolio Turnover of the
   Portfolio                                 11%           16%        38%        66%
------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      FLORIDA LIMITED FUND -- CLASS B
                                 -------------------------------------------------------------------------
                                 SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ----------------------------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.270       $10.290    $ 9.980    $10.170    $10.080    $ 10.060
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                   $ 0.185       $ 0.378    $ 0.391    $ 0.388    $ 0.383    $  0.375
Net realized and unrealized
   gain (loss)                           (0.486)       (0.018)     0.307     (0.185)     0.096       0.090
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.301)      $ 0.360    $ 0.698    $ 0.203    $ 0.479    $  0.465
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income              $(0.185)      $(0.378)   $(0.388)   $(0.388)   $(0.383)   $ (0.375)
In excess of net investment
   income                                (0.004)       (0.002)        --     (0.005)    (0.006)     (0.058)
From net realized gain                       --            --         --         --         --      (0.012)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.189)      $(0.380)   $(0.388)   $(0.393)   $(0.389)   $ (0.445)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.780       $10.270    $10.290    $ 9.980    $10.170    $ 10.080
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           (2.95)%        3.54%      7.08%      2.05%      4.78%       4.79%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 4,689       $ 6,326    $10,612    $48,418    $116,781   $149,581
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                          1.70%(5)      1.63%      1.66%      1.65%      1.57%       1.50%
   Expenses after custodian
      fee reduction(3)                     1.68%(5)      1.61%      1.64%      1.63%      1.56%         --
   Net investment income                   3.69%(5)      3.67%      3.84%      3.86%      3.74%       3.77%
Portfolio Turnover of the
   Portfolio                                 11%           16%        38%        66%        20%         44%
----------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangement with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                      FLORIDA LIMITED FUND -- CLASS C
                                 -----------------------------------------
                                 SIX MONTHS ENDED     YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   --------------------
                                 (UNAUDITED)(1)             1999(1)
--------------------------------------------------------------------------
Net asset value -- Beginning
   of period                             $ 9.710              $ 9.730
--------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------
Net investment income                    $ 0.175              $ 0.356
Net realized and unrealized
   loss                                   (0.467)              (0.012)
--------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                            $(0.292)             $ 0.344
--------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------
From net investment income               $(0.178)             $(0.364)
--------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                      $(0.178)             $(0.364)
--------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                $ 9.240              $ 9.710
--------------------------------------------------------------------------

TOTAL RETURN(2)                            (3.03)%               3.57%
--------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                       $ 3,387              $ 3,950
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                              1.70%(4)             1.66%
   Expenses after custodian
      fee reduction(3)                      1.68%(4)             1.64%
   Net investment income                    3.70%(4)             3.65%
Portfolio Turnover of the
   Portfolio                                  11%                  16%
--------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        MASSACHUSETTS LIMITED FUND -- CLASS A
                                 ---------------------------------------------------
                                 SIX MONTHS ENDED          YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998     1997(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.320       $10.330    $ 9.990    $ 9.940
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income                   $ 0.224       $ 0.450    $ 0.457    $ 0.359
Net realized and unrealized
   gain (loss)                           (0.500)       (0.004)     0.339      0.040(3)
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.276)      $ 0.446    $ 0.796    $ 0.399
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income              $(0.224)      $(0.456)   $(0.456)   $(0.349)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.224)      $(0.456)   $(0.456)   $(0.349)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.820       $10.320    $10.330    $ 9.990
------------------------------------------------------------------------------------

TOTAL RETURN(4)                           (2.70)%        4.19%      8.29%      3.83%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $39,455       $43,436    $43,575    $23,995
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                             0.98%(6)      0.94%      0.96%      0.91%(6)
   Expenses after custodian
      fee reduction(5)                     0.96%(6)      0.91%      0.92%      0.89%(6)
   Net investment income                   4.45%(6)      4.35%      4.53%      4.76%(6)
Portfolio Turnover of the
   Portfolio                                  9%           19%        46%        60%
------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   MASSACHUSETTS LIMITED FUND -- CLASS B
                                 --------------------------------------------------------------------------
                                 SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   -----------------------------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.320       $10.330    $ 9.990    $10.100    $ 9.980    $  9.960
-----------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------
Net investment income                   $ 0.186       $ 0.373    $ 0.384    $ 0.378    $ 0.383    $  0.383
Net realized and unrealized
   gain (loss)                           (0.501)       (0.005)     0.339     (0.106)     0.126       0.082
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.315)      $ 0.368    $ 0.723    $ 0.272    $ 0.509    $  0.465
-----------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------
From net investment income              $(0.185)      $(0.373)   $(0.383)   $(0.382)   $(0.383)   $ (0.383)
In excess of net investment
   income                                    --        (0.005)        --         --     (0.006)     (0.055)
From net realized gain                       --            --         --         --         --      (0.007)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.185)      $(0.378)   $(0.383)   $(0.382)   $(0.389)   $ (0.445)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.820       $10.320    $10.330    $ 9.990    $10.100    $  9.980
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           (3.07)%        3.60%      7.33%      2.74%      5.08%       4.84%
-----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 2,376       $ 2,747    $ 8,451    $41,090    $91,809    $113,338
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                          1.73%(5)      1.70%      1.70%      1.68%      1.60%       1.57%
   Expenses after custodian
      fee reduction(3)                     1.71%(5)      1.67%      1.66%      1.66%      1.58%         --
   Net investment income                   3.69%(5)      3.61%      3.85%      3.90%      3.71%       3.89%
Portfolio Turnover of the
   Portfolio                                  9%           19%        46%        60%        27%         46%
-----------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                   MASSACHUSETTS LIMITED FUND -- CLASS C
                                 -----------------------------------------
                                 SIX MONTHS ENDED     YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   --------------------
                                 (UNAUDITED)(1)             1999(1)
--------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.860               $ 9.880
--------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------
Net investment income                 $ 0.178               $ 0.354
Net realized and unrealized
   loss                                (0.472)               (0.006)
--------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.294)              $ 0.348
--------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------
From net investment income            $(0.176)              $(0.360)
In excess of net investment
   income                                  --                (0.008)
--------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.176)              $(0.368)
--------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.390               $ 9.860
--------------------------------------------------------------------------

TOTAL RETURN(2)                         (3.00)%                3.56%
--------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 4,745               $ 5,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.74%(4)              1.70%
   Expenses after custodian
      fee reduction(3)                   1.72%(4)              1.67%
   Net investment income                 3.69%(4)              3.57%
Portfolio Turnover of the
   Portfolio                                9%                   19%
--------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            MICHIGAN LIMITED FUND -- CLASS A
                                 ------------------------------------------------------
                                 SIX MONTHS ENDED           YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ---------------------------------
                                 (UNAUDITED)           1999(1)      1998       1997(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.970        $ 10.040    $  9.740    $  9.740
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                 $  0.205        $  0.424    $  0.430    $  0.201
Net realized and unrealized
   gain (loss)                          (0.511)         (0.056)      0.329       0.001
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.306)       $  0.368    $  0.759    $  0.202
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
From net investment income            $ (0.206)       $ (0.424)   $ (0.430)   $ (0.201)
In excess of net investment
   income                               (0.008)         (0.014)     (0.029)     (0.001)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.214)       $ (0.438)   $ (0.459)   $ (0.202)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.450        $  9.970    $ 10.040    $  9.740
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                          (3.09)%          3.53%       8.23%       1.89%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $  9,023        $  9,786    $  9,177    $    406
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.39%(5)        1.32%       1.36%       1.18%(5)
   Expenses after custodian
      fee reduction(4)                    1.36%(5)        1.29%       1.32%       1.15%(5)
   Net investment income                  4.24%(5)        4.23%       4.32%       4.56%(5)
Portfolio Turnover of the
   Portfolio                                 6%             16%         21%         28%
---------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, October 22, 1996, to March 31, 1997.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        MICHIGAN LIMITED FUND -- CLASS B
                                 ------------------------------------------------------------------------------
                                 SIX MONTHS ENDED                       YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ---------------------------------------------------------
                                 (UNAUDITED)           1999(1)      1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.970        $ 10.040    $  9.740    $  9.730    $  9.630    $  9.650
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.169        $  0.356    $  0.357    $  0.382    $  0.383    $  0.364
Net realized and unrealized
   gain (loss)                          (0.511)         (0.053)      0.329       0.012       0.090       0.030
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.342)       $  0.303    $  0.686    $  0.394    $  0.473    $  0.394
---------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.169)       $ (0.368)   $ (0.386)   $ (0.384)   $ (0.373)   $ (0.364)
In excess of net investment
   income                               (0.009)         (0.005)         --          --          --      (0.050)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.178)       $ (0.373)   $ (0.386)   $ (0.384)   $ (0.373)   $ (0.414)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.450        $  9.970    $ 10.040    $  9.740    $  9.730    $  9.630
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (3.44)%          3.06%       7.24%       4.14%       4.95%       4.24%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $    570        $    654    $  1,839    $ 13,431    $ 18,705    $ 26,048
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)(4)                     2.14%(5)        2.02%       2.04%       1.99%       1.78%       1.55%
   Net expenses after
      custodian fee
      reduction(3)                        2.11%(5)        1.99%       2.00%       1.96%       1.75%         --
   Net investment income                  3.47%(5)        3.56%       3.72%       3.91%       3.92%       3.82%
Portfolio Turnover of the
   Portfolio                                 6%             16%         21%         28%         40%        111%
---------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                                                            1.66%
   Net investment income                                                                                  3.71%
Net investment income per
   share                                                                                              $  0.354
---------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           NEW JERSEY LIMITED FUND -- CLASS A
                                 ------------------------------------------------------
                                 SIX MONTHS ENDED           YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ---------------------------------
                                 (UNAUDITED)(1)        1999(1)      1998       1997(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.320        $ 10.350    $ 10.070    $  9.960
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                 $  0.230        $  0.463    $  0.464    $  0.362
Net realized and unrealized
   gain (loss)                          (0.438)         (0.030)      0.279       0.102(3)
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.208)       $  0.433    $  0.743    $  0.464
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
From net investment income            $ (0.232)       $ (0.463)   $ (0.463)   $ (0.354)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.232)       $ (0.463)   $ (0.463)   $ (0.354)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.880        $ 10.320    $ 10.350    $ 10.070
---------------------------------------------------------------------------------------

TOTAL RETURN(4)                          (2.03)%          4.04%       7.69%       4.48%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 35,211        $ 36,591    $ 35,879    $ 22,230
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                            0.99%(6)        0.95%       0.99%       0.88%(6)
   Expenses after custodian
      fee reduction(5)                    0.96%(6)        0.95%       0.98%       0.85%(6)
   Net investment income                  4.55%(6)        4.47%       4.56%       4.75%(6)
Portfolio Turnover of the
   Portfolio                                 9%             13%         21%         37%
---------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
(3) The per share amounts are not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       NEW JERSEY LIMITED FUND -- CLASS B
                                 ------------------------------------------------------------------------------
                                 SIX MONTHS ENDED                       YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ---------------------------------------------------------
                                 (UNAUDITED)(1)        1999(1)      1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.320        $ 10.350    $ 10.070    $ 10.110    $ 10.020    $ 10.030
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.192        $  0.383    $  0.391    $  0.375    $  0.383    $  0.370
Net realized and unrealized
   gain (loss)                          (0.439)         (0.028)      0.279      (0.026)      0.093       0.068
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ (0.247)       $  0.355    $  0.670    $  0.349    $  0.476    $  0.438
---------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.193)       $ (0.383)   $ (0.390)   $ (0.389)   $ (0.383)   $ (0.370)
In excess of net investment
   income                                   --          (0.002)         --          --      (0.003)     (0.060)
From net realized gain                      --              --          --          --          --      (0.018)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.193)       $ (0.385)   $ (0.390)   $ (0.389)   $ (0.386)   $ (0.448)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.880        $ 10.320    $ 10.350    $ 10.070    $ 10.110    $ 10.020
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.41)%          3.46%       6.73%       3.53%       4.79%       4.53%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $  2,450        $  3,056    $  8,620    $ 34,691    $ 78,039    $ 93,361
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                         1.74%(5)        1.72%       1.72%       1.69%       1.60%       1.56%
   Expenses after custodian
      fee reduction(3)                    1.71%(5)        1.72%       1.71%       1.66%       1.58%         --
   Net investment income                  3.79%(5)        3.70%       3.85%       3.90%       3.77%       3.73%
Portfolio Turnover of the
   Portfolio                                 9%             13%         21%         37%         42%         44%
---------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          NEW YORK LIMITED FUND -- CLASS A
                                 ---------------------------------------------------
                                 SIX MONTHS ENDED          YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998     1997(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.560       $10.510    $10.040    $10.000
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income                   $ 0.236       $ 0.468    $ 0.461    $ 0.357
Net realized and unrealized
   gain (loss)                           (0.450)        0.047      0.470      0.035(3)
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.214)      $ 0.515    $ 0.931    $ 0.392
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income              $(0.236)      $(0.465)   $(0.461)   $(0.352)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.236)      $(0.465)   $(0.461)   $(0.352)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $10.110       $10.560    $10.510    $10.040
------------------------------------------------------------------------------------

TOTAL RETURN(4)                           (2.04)%        4.78%      9.61%      3.74%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $50,456       $57,864    $59,442    $35,932
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                             0.96%(6)      0.91%      0.93%      0.88%(6)
   Expenses after custodian
      fee reduction(5)                     0.95%(6)      0.91%      0.91%      0.86%(6)
   Net investment income                   4.54%(6)      4.42%      4.50%      4.67%(6)
Portfolio Turnover of the
   Portfolio                                  8%           17%        53%        58%
------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      NEW YORK LIMITED FUND -- CLASS B
                                 ---------------------------------------------------------------------------
                                 SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ------------------------------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998       1997       1996        1995
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.560       $10.510    $10.040    $10.150    $ 10.030    $ 10.040
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income                   $ 0.195       $ 0.386    $ 0.388    $ 0.387    $  0.374    $  0.378
Net realized and unrealized
   gain (loss)                           (0.450)        0.050      0.470     (0.109)      0.135       0.049
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.255)      $ 0.436    $ 0.858    $ 0.278    $  0.509    $  0.427
------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------
From net investment income              $(0.195)      $(0.386)   $(0.388)   $(0.387)   $ (0.374)   $ (0.378)
In excess of net investment
   income                                    --            --         --     (0.001)     (0.015)     (0.055)
From net realized gain                       --            --         --         --          --      (0.004)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.195)      $(0.386)   $(0.388)   $(0.388)   $ (0.389)   $ (0.437)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $10.110       $10.560    $10.510    $10.040    $ 10.150    $ 10.030
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           (2.42)%        4.20%      8.65%      2.79%       5.12%       4.41%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 3,860       $ 5,078    $12,220    $60,097    $133,846    $166,691
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                          1.71%(5)      1.68%      1.70%      1.63%       1.57%       1.51%
   Expenses after custodian
      fee reduction(3)                     1.70%(5)      1.68%      1.68%      1.61%       1.55%         --
   Net investment income                   3.77%(5)      3.67%      3.77%      3.84%       3.66%       3.81%
Portfolio Turnover of the
   Portfolio                                  8%           17%        53%        58%         32%         31%
------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     NEW YORK LIMITED FUND -- CLASS C
                                 -----------------------------------------
                                 SIX MONTHS ENDED     YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   --------------------
                                 (UNAUDITED)(1)             1999(1)
--------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.000              $ 9.950
--------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------
Net investment income                   $ 0.187              $ 0.368
Net realized and unrealized
   gain (loss)                           (0.435)               0.053
--------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.248)             $ 0.421
--------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------
From net investment income              $(0.182)             $(0.368)
In excess of net investment
   income                                    --               (0.003)
--------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.182)             $(0.371)
--------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.570              $10.000
--------------------------------------------------------------------------

TOTAL RETURN(2)                           (2.50)%               4.28%
--------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 2,042              $ 2,737
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                             1.71%(4)             1.67%
   Expenses after custodian
      fee reduction(3)                     1.70%(4)             1.67%
   Net investment income                   3.81%(4)             3.65%
Portfolio Turnover of the
   Portfolio                                  8%                  17%
--------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            OHIO LIMITED FUND -- CLASS A
                                 ---------------------------------------------------
                                 SIX MONTHS ENDED          YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998     1997(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.110       $10.140    $ 9.820    $ 9.860
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income                   $ 0.222       $ 0.458    $ 0.461    $ 0.205
Net realized and unrealized
   gain (loss)                           (0.451)       (0.019)     0.331     (0.037)
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.229)      $ 0.439    $ 0.792    $ 0.168
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income              $(0.222)      $(0.453)   $(0.461)   $(0.205)
In excess of net investment
   income                                (0.009)       (0.016)    (0.011)    (0.003)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.231)      $(0.469)   $(0.472)   $(0.208)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.650       $10.110    $10.140    $ 9.820
------------------------------------------------------------------------------------

TOTAL RETURN(3)                           (2.27)%        4.19%      8.40%      1.51%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $19,093       $20,375    $18,114    $   952
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             1.10%(5)      1.03%      1.11%      1.08%(5)
   Expenses after custodian
      fee reduction(4)                     1.07%(5)      1.00%        --       1.05%(5)
   Net investment income                   4.50%(5)      4.51%      4.57%      4.75%(5)
Portfolio Turnover of the
   Portfolio                                  9%           19%        29%        34%
------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, October 22, 1996, to March 31, 1997.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       OHIO LIMITED FUND -- CLASS B
                                 -------------------------------------------------------------------------
                                 SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ----------------------------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.110       $10.140    $ 9.820    $ 9.840    $ 9.730    $ 9.730
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                   $ 0.186       $ 0.386    $ 0.389    $ 0.408    $ 0.398    $ 0.382
Net realized and unrealized
   gain (loss)                           (0.451)       (0.023)     0.331     (0.033)     0.085      0.032
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.265)      $ 0.363    $ 0.720    $ 0.375    $ 0.483    $ 0.414
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income              $(0.195)      $(0.393)   $(0.400)   $(0.395)   $(0.373)   $(0.382)
In excess of net investment
   income                                    --            --         --         --         --     (0.032)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.195)      $(0.393)   $(0.400)   $(0.395)   $(0.373)   $(0.414)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 9.650       $10.110    $10.140    $ 9.820    $ 9.840    $ 9.730
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           (2.64)%        3.62%      7.43%      3.89%      5.07%      4.41%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 1,912       $ 2,205    $ 4,249    $24,587    $29,759    $34,279
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)(4)                      1.83%(5)      1.75%      1.80%      1.84%      1.67%      1.49%
   Net expenses after
      custodian fee
      reduction(3)                         1.80%(5)      1.72%        --       1.81%      1.65%        --
   Net investment income                   3.76%(5)      3.79%      3.92%      4.06%      4.04%      3.95%
Portfolio Turnover of the
   Portfolio                                  9%           19%        29%        34%        47%       120%
----------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                                                                       1.60%
   Net investment income                                                                             3.84%
Net investment income per
   share                                                                                          $ 0.371
----------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        PENNSYLVANIA LIMITED FUND -- CLASS A
                                 ---------------------------------------------------
                                 SIX MONTHS ENDED          YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   ------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998     1997(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.500       $10.550    $10.100    $10.030
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income                   $ 0.234       $ 0.477    $ 0.481    $ 0.371
Net realized and unrealized
   gain (loss)                           (0.473)       (0.051)     0.445      0.063(3)
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.239)      $ 0.426    $ 0.926    $ 0.434
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income              $(0.231)      $(0.476)   $(0.476)   $(0.364)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.231)      $(0.476)   $(0.476)   $(0.364)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $10.030       $10.500    $10.550    $10.100
------------------------------------------------------------------------------------

TOTAL RETURN(4)                           (2.28)%        3.90%      9.52%      4.15%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $36,423       $41,048    $43,961    $27,907
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                             0.99%(6)      0.94%      0.97%      0.90%(6)
   Expenses after custodian
      fee reduction(5)                     0.96%(6)      0.92%      0.95%      0.88%(6)
   Net investment income                   4.55%(6)      4.52%      4.67%      4.83%(6)
Portfolio Turnover of the
   Portfolio                                 11%           16%        36%        51%
------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    PENNSYLVANIA LIMITED FUND -- CLASS B
                                 --------------------------------------------------------------------------
                                 SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   -----------------------------------------------------
                                 (UNAUDITED)(1)       1999(1)      1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $10.500       $10.550    $10.100    $10.190    $10.090    $ 10.100
-----------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------
Net investment income                   $ 0.196       $ 0.400    $ 0.407    $ 0.392    $ 0.388    $  0.374
Net realized and unrealized
   gain (loss)                           (0.474)       (0.053)     0.445     (0.081)     0.110       0.065
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $(0.278)      $ 0.347    $ 0.852    $ 0.311    $ 0.498    $  0.439
-----------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------
From net investment income              $(0.192)      $(0.397)   $(0.402)   $(0.401)   $(0.388)   $ (0.374)
In excess of net investment
   income                                    --            --         --         --     (0.010)     (0.069)
From net realized gain                       --            --         --         --         --      (0.006)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.192)      $(0.397)   $(0.402)   $(0.401)   $(0.398)   $ (0.449)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $10.030       $10.500    $10.550    $10.100    $10.190    $ 10.090
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           (2.66)%        3.33%      8.55%      3.12%      4.98%       4.50%
-----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 2,620       $ 3,787    $ 8,277    $33,971    $84,407    $103,553
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)(4)                          1.74%(5)      1.69%      1.71%      1.69%      1.62%       1.57%
   Expenses after custodian
      fee reduction(3)                     1.71%(5)      1.67%      1.69%      1.67%      1.60%         --
   Net investment income                   3.80%(5)      3.79%      3.95%      4.05%      3.79%       3.75%
Portfolio Turnover of the
   Portfolio                                 11%           16%        36%        51%        24%         39%
-----------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                   PENNSYLVANIA LIMITED FUND -- CLASS C
                                 -----------------------------------------
                                 SIX MONTHS ENDED     YEAR ENDED MARCH 31,
                                 SEPTEMBER 30, 1999   --------------------
                                 (UNAUDITED)(1)             1999(1)
--------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.930               $ 9.980
--------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------
Net investment income                  $ 0.185               $ 0.374
Net realized and unrealized
   loss                                 (0.454)               (0.042)
--------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.269)              $ 0.332
--------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------
From net investment income             $(0.181)              $(0.382)
--------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.181)              $(0.382)
--------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.480               $ 9.930
--------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.73)%                3.36%
--------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 4,471               $ 5,803
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.74%(4)              1.71%
   Expenses after custodian
      fee reduction(3)                    1.71%(4)              1.69%
   Net investment income                  3.81%(4)              3.74%
Portfolio Turnover of the
   Portfolio                                11%                   16%
--------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Trust presently consists of ten Funds, nine of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund ("California Limited Fund"), Eaton Vance Connecticut Limited Maturity Municipals Fund ("Connecticut Limited Fund"), Eaton Vance Florida Limited Maturity Municipals Fund ("Florida Limited Fund"), Eaton Vance Massachusetts Limited Maturity Municipals Fund ("Massachusetts Limited Fund"), Eaton Vance Michigan Limited Maturity Municipals Fund ("Michigan Limited Fund"), Eaton Vance New Jersey Limited Maturity Municipals Fund ("New Jersey Limited Fund"), Eaton Vance New York Limited Maturity Municipals Fund ("New York Limited Fund"), Eaton Vance Ohio Limited Maturity Municipals Fund ("Ohio Limited Fund") and Eaton Vance Pennsylvania Limited Maturity Municipals Fund ("Pennsylvania Limited Fund"). The Funds may offer three classes of shares: Class A (formerly Class II), Class B (formerly Class I) and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or
   (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted before) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Connecticut Limited Fund invests its assets in the Connecticut Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the Michigan Limited Fund invests its assets in the Michigan Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.99% at September 30, 1999 for each Fund except Connecticut Limited Fund, Michigan Limited Fund and Ohio Limited Fund which were 98.5%, 98.7% and 99.3%, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1999, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through the Fund Reorganization

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   (see Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------
    California Limited Fund                   $   49,293  March 31, 2005
                                               2,010,530  March 31, 2004
                                                  97,718  March 31, 2003
    Connecticut Limited Fund                         595  March 31, 2006
                                                   2,392  March 31, 2005
                                                 298,644  March 31, 2004
                                                 235,754  March 31, 2003
    Florida Limited Fund                         355,606  March 31, 2006
                                                 133,020  March 31, 2005
                                               2,955,585  March 31, 2004
                                                 169,273  March 31, 2003
    Massachusetts Limited Fund                   197,971  March 31, 2006
                                                  30,086  March 31, 2005
                                               1,533,591  March 31, 2004
                                                  78,192  March 31, 2003
    Michigan Limited Fund                        128,453  March 31, 2006
                                                 910,654  March 31, 2004
                                                 409,992  March 31, 2003
    New Jersey Limited Fund                      213,255  March 31, 2006
                                               1,767,217  March 31, 2004
                                                 321,276  March 31, 2003
    New York Limited Fund                         20,866  March 31, 2005
                                               1,537,944  March 31, 2004
    Ohio Limited Fund                            762,343  March 31, 2004
                                                 580,024  March 31, 2003
    Pennsylvania Limited Fund                     25,743  March 31, 2005
                                               1,041,487  March 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   September 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2000 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                   CALIFORNIA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 34,330          35,063
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          23,640          47,022
    Redemptions                                         (184,066)       (645,502)
    Exchange to Class A shares                            18,990         293,151
    Issued to EV Traditional California
     Limited Fund shareholders                                --         303,260
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (107,106)         32,994
    ----------------------------------------------------------------------------

                                                   CALIFORNIA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 39,738          72,974
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           1,799           5,973
    Redemptions                                          (26,651)        (68,913)
    Exchange to Class A shares                           (18,990)       (293,151)
    ----------------------------------------------------------------------------
    NET DECREASE                                          (4,104)       (283,117)
    ----------------------------------------------------------------------------

                                                   CONNECTICUT LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 12,816          45,699
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           8,594          15,432
    Redemptions                                          (68,507)       (135,597)
    Exchange to Class A shares                            13,296         113,698
    Issued to EV Traditional Connecticut
     Limited Fund shareholders                                --         105,182
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (33,801)        144,414
    ----------------------------------------------------------------------------

                                                   CONNECTICUT LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                  9,038          25,949
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           1,531           4,567
    Redemptions                                          (23,558)        (27,899)
    Exchange to Class A shares                           (13,296)       (113,698)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (26,285)       (111,081)
    ----------------------------------------------------------------------------

                                                     FLORIDA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 42,280          67,765
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          40,413          79,022
    Redemptions                                         (639,138)     (1,081,189)
    Exchange to Class A shares                           121,524         430,954
    Issued to EV Traditional Florida Limited
     Fund shareholders                                        --         439,652
    ----------------------------------------------------------------------------
    NET DECREASE                                        (434,921)        (63,796)
    ----------------------------------------------------------------------------

                                                     FLORIDA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 21,284          79,523
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           2,467           7,697
    Redemptions                                          (38,665)        (71,236)
    Exchange to Class A shares                          (121,524)       (430,954)
    ----------------------------------------------------------------------------
    NET DECREASE                                        (136,438)       (414,970)
    ----------------------------------------------------------------------------

                                                     FLORIDA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 26,667         146,199
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           2,929          10,261
    Redemptions                                          (70,022)       (422,687)
    Issued to EV Classic Florida Limited
     Fund shareholders                                        --         673,148
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (40,426)        406,921
    ----------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                  MASSACHUSETTS LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 87,567         239,891
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          49,733          91,990
    Redemptions                                         (433,574)       (821,910)
    Exchange to Class A shares                           103,356         479,506
    ----------------------------------------------------------------------------
    NET DECREASE                                        (192,918)        (10,523)
    ----------------------------------------------------------------------------
                                                  MASSACHUSETTS LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 99,170         143,453
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           3,307          11,932
    Redemptions                                          (23,379)       (228,227)
    Exchange to Class A shares                          (103,356)       (479,506)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (24,258)       (552,348)
    ----------------------------------------------------------------------------
                                                  MASSACHUSETTS LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 94,625         160,484
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           6,170          13,021
    Redemptions                                         (124,399)        (95,723)
    Issued to EV Classic Massachusetts
     Limited Fund shareholders                                --         451,136
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (23,604)        528,918
    ----------------------------------------------------------------------------

                                                    MICHIGAN LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 54,689          44,059
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          12,424          21,324
    Redemptions                                          (97,457)       (212,469)
    Exchange to Class A shares                             2,861         125,890
    Issued to EV Traditional Michigan
     Limited Fund shareholders                                --          89,196
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (27,483)         68,000
    ----------------------------------------------------------------------------

                                                    MICHIGAN LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 10,542          19,565
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             506           2,839
    Redemptions                                          (13,467)        (14,047)
    Exchange to Class A shares                            (2,861)       (125,890)
    ----------------------------------------------------------------------------
    NET DECREASE                                          (5,280)       (117,533)
    ----------------------------------------------------------------------------

                                                   NEW JERSEY LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                177,088          36,737
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          52,059          94,464
    Redemptions                                         (258,803)       (642,677)
    Exchange to Class A shares                            48,046         511,723
    Issued to EV Traditional New Jersey
     Limited Fund shareholders                                --          81,047
    ----------------------------------------------------------------------------
    NET INCREASE                                          18,390          81,294
    ----------------------------------------------------------------------------

                                                   NEW JERSEY LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 15,467          56,963
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           3,699          13,888
    Redemptions                                          (19,191)        (96,239)
    Exchange to Class A shares                           (48,046)       (511,723)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (48,071)       (537,111)
    ----------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                    NEW YORK LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                265,163         118,314
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          68,868         129,324
    Redemptions                                         (915,649)     (1,151,988)
    Exchange to Class A shares                            94,230         674,211
    Issued to EV Traditional New York
     Limited Fund shareholders                                --          51,712
    ----------------------------------------------------------------------------
    NET DECREASE                                        (487,388)       (178,427)
    ----------------------------------------------------------------------------

                                                    NEW YORK LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 36,992         101,333
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           5,913          17,857
    Redemptions                                          (47,692)             --
    Exchange to Class A shares                           (94,230)       (674,211)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (99,017)       (555,021)
    ----------------------------------------------------------------------------

                                                    NEW YORK LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 60,011         140,868
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           2,933           6,449
    Redemptions                                         (123,371)       (103,241)
    Issued to EV Classic New York Limited
     Fund shareholders                                        --         229,639
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (60,427)        273,715
    ----------------------------------------------------------------------------

                                                      OHIO LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 27,907          39,510
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          29,506          53,583
    Redemptions                                         (111,547)       (266,104)
    Exchange to Class A shares                            17,093         238,326
    Issued to EV Traditional Ohio Limited
     Fund shareholders                                        --         164,848
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              (37,041)        230,163
    ----------------------------------------------------------------------------

                                                      OHIO LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 10,499          59,687
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           2,511           7,956
    Redemptions                                          (15,894)        (29,956)
    Exchange to Class A shares                           (17,093)       (238,326)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (19,977)       (200,639)
    ----------------------------------------------------------------------------

                                                  PENNSYLVANIA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS A                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 35,433          56,567
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          39,555          77,080
    Redemptions                                         (423,981)       (797,334)
    Exchange to Class A shares                            74,159         403,468
    ----------------------------------------------------------------------------
    NET DECREASE                                        (274,834)       (260,219)
    ----------------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                  PENNSYLVANIA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS B                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 10,306          44,074
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           3,950          12,704
    Redemptions                                          (39,288)        (77,641)
    Exchange to Class A shares                           (74,159)       (403,468)
    ----------------------------------------------------------------------------
    NET DECREASE                                         (99,191)       (424,331)
    ----------------------------------------------------------------------------

                                                  PENNSYLVANIA LIMITED FUND
                                              ----------------------------------
                                              SIX MONTHS ENDED
                                              SEPTEMBER 30, 1999  YEAR ENDED
    CLASS C                                   (UNAUDITED)         MARCH 31, 1999
    ----------------------------------------------------------------------------
    Sales                                                 17,605         123,863
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           7,392          15,159
    Redemptions                                         (137,570)        (69,088)
    Issued to EV Traditional Pennsylvania
     Limited Fund shareholders                                --         514,215
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (112,573)        584,149
    ----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and Portfolios are officers of the above organizations (Note 5). The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $997, $340, $929, $546, $79, $1,041, $937, $424 and
   $1,296 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the six months ended September 30, 1999.

   Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has adopted a distribution plan ("Class B Plans" and "Class C Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan ("Class A Plans")(collectively the "Plans"). The Plans require the Funds to pay the principal underwriter, EVD amounts equal to 1/365 of 0.75% of each Funds Class B and Class C daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3-1/2% for Connecticut Limited Fund, Michigan Limited Fund and Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces each Fund's net assets. For the six months ended September 30, 1999, California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $8,525, $4,958, $21,253, $10,210, $2,028, $10,491, $17,032, $7,894 and $12,012, respectively for
   Class B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $14,088, $17,994, $8,354, and $19,565, respectively for Class C shares, to or payable to EVD representing 0.75% (annualized) of average daily net assets attributable to Class B and Class C shares. At September 30, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $273,000, $221,000, $563,000, $332,000, $385,000, $173,000,
   $405,000, $48,100 and $296,000, respectively for Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund, and Pennsylvania Limited Fund

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the amount of Uncovered Distribution Charges of EVD were approximately $4,295,000, $979,000, $1,134,000 and $2,028,000, respectively for Class C shares.

   In addition, the Plans permit all classes of each Fund to make monthly payments of service fees to EVD investment dealers and other persons in amounts not expected to exceed 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to EVD and investment dealers equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Trust sold on or after October 12, 1999. The Class C Plans require Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of each Fund's average daily net assets attributable to Class C shares for any fiscal year. For the six months ended September 30, 1999, the California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $18,536, $5,426, $34,041, $31,400, $7,148, $26,818, $40,991, $14,752 and $29,558,
   respectively for Class A shares, and $1,705, $888, $4,251, $2,042, $406,
   $2,098, $3,406, $1,415 and $2,403, respectively for Class B shares. For the six months ended September 30, 1999, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $2,818, $3,599, $1,671 and $3,913, respectively for Class C shares. Service fee payments are made for personal services and/or maintenance of shareholder accounts.

   Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and maybe waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended September 30, 1999, EVD received approximately $6,000, $1,000, $1,000, $1,000, $2,000, $1,000, $3,000, $400 and $3,000, respectively for Class B shares, of CDSC paid by shareholders of California Limited Fund, Connecticut Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, Michigan Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund and $1,000, $4,000 and $1,000, respectively for Class C shares, of CDSC paid by shareholders of Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund, and Pennsylvania Limited Fund.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended September 30, 1999 were as follows:

    CALIFORNIA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $   885,378
    Decreases                                   2,717,186

    CONNECTICUT LIMITED FUND
    -----------------------------------------------------
    Increases                                 $   347,766
    Decreases                                   1,156,029

    FLORIDA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 2,119,645
    Decreases                                   9,592,776

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    MASSACHUSETTS LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 3,898,533
    Decreases                                   7,497,845

    MICHIGAN LIMITED FUND
    -----------------------------------------------------
    Increases                                 $   664,349
    Decreases                                   1,224,759

    NEW JERSEY LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 2,486,392
    Decreases                                   3,757,169

    NEW YORK LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 4,700,831
    Decreases                                  12,757,943

    OHIO LIMITED FUND
    -----------------------------------------------------
    Increases                                 $   481,479
    Decreases                                   1,609,488

    PENNSYLVANIA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 1,436,374
    Decreases                                   7,107,411

8 Transfer of Net Assets
-------------------------------------------
   Effective on April 1, 1998, Class I and Class II shares of EV Marathon California Limited Fund, EV Marathon Connecticut Limited Fund, EV Marathon Florida Limited Fund, EV Marathon Massachusetts Limited Fund, EV Marathon Michigan Limited Fund, EV Marathon New Jersey Limited Fund, EV Marathon New York Limited Fund, EV Marathon Ohio Limited Fund, and EV Marathon Pennsylvania Limited Fund were designated Class B and Class A shares, respectively. In addition, the Funds acquired the net assets of EV Traditional California Limited Fund, EV Traditional Connecticut Limited Fund, EV Traditional Florida Limited Fund, EV Traditional Michigan Limited Fund, EV Traditional New Jersey Limited Fund, EV Traditional New York Limited Fund, and EV Traditional Ohio Limited Fund as well as the net assets of EV Classic Florida Limited Fund, EV Classic Massachusetts Limited Fund, EV Classic New York Limited Fund, and EV Classic Pennsylvania Limited Fund, pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Funds, at the closing, issued Class A shares and Class C shares as follows:

                                                                AGGREGATE    NET ASSET
                                              CLASS A SHARES    VALUE OF     VALUE PER
    FUND                                          ISSUED      SHARES ISSUED    SHARE
    ----------------------------------------------------------------------------------
    California Limited Fund                        303,260     $3,133,613     $10.33
    Connecticut Limited Fund                       105,182      1,063,816      10.11
    Florida Limited Fund                           439,652      4,524,349      10.29
    Michigan Limited Fund                           89,196        895,423      10.04
    New Jersey Limited Fund                         81,047        839,250      10.35
    New York Limited Fund                           51,712        543,752      10.51
    Ohio Limited Fund                              164,848      1,671,340      10.14

                                                                AGGREGATE    NET ASSET
                                              CLASS C SHARES    VALUE OF     VALUE PER
    FUND                                          ISSUED      SHARES ISSUED    SHARE
    ----------------------------------------------------------------------------------
    Florida Limited Fund                           673,148     $6,552,371      $9.73
    Massachusetts Limited Fund                     451,136      4,459,306       9.88
    New York Limited Fund                          229,639      2,285,786       9.95
    Pennsylvania Limited Fund                      514,215      5,132,765       9.98

   The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The net assets acquired, including unrealized appreciation at the date of the transaction were as follows:

                                              CLASS A AND CLASS C    CLASS A AND CLASS C
    FUND                                      ACQUIRED NET ASSETS  UNREALIZED APPRECIATION
    --------------------------------------------------------------------------------------
    California Limited Fund                       $ 3,133,613             $109,134
    Connecticut Limited Fund                        1,063,816               44,459
    Florida Limited Fund                           11,076,720              243,990
    Massachusetts Limited Fund                      4,459,306              166,397
    Michigan Limited Fund                             895,423              113,532
    New Jersey Limited Fund                           839,250               57,157
    New York Limited Fund                           2,829,538              114,001
    Ohio Limited Fund                               1,671,340              116,658
    Pennsylvania Limited Fund                       5,132,765              173,931

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Directly after the merger, the combined net assets of the Funds and the net asset value of Class A shares, Class B shares, and Class C shares were as follows:

                                                           CLASS A NET  CLASS B NET  CLASS C NET
                                               COMBINED    ASSET VALUE  ASSET VALUE  ASSET VALUE
    FUND                                      NET ASSETS    PER SHARE    PER SHARE    PER SHARE
    --------------------------------------------------------------------------------------------
    California Limited Fund                   $34,229,930    $10.33       $10.33        $  --
    Connecticut Limited Fund                    9,628,721     10.11        10.11           --
    Florida Limited Fund                       71,804,641     10.29        10.29         9.73
    Massachusetts Limited Fund                 56,485,735     10.33        10.33         9.88
    Michigan Limited Fund                      11,911,871     10.04        10.04           --
    New Jersey Limited Fund                    45,338,694     10.35        10.35           --
    New York Limited Fund                      74,492,033     10.51        10.51         9.95
    Ohio Limited Fund                          24,034,090     10.14        10.14           --
    Pennsylvania Limited Fund                  57,370,033     10.55        10.55         9.98

9 Subsequent Event
-------------------------------------------
   Prior to the opening of business on November 1,1999, the shares of both Eaton Vance Connecticut Limited Maturity Municipals Fund and Eaton Vance Michigan Limited Maturity Municipals Fund were exchanged for shares of Eaton Vance National Limited Maturity Municipals Fund of equal value. The transaction was structured for tax purposes to qualify as a "tax free" reorganization under the Internal Revenue Code to the Funds and their shareholders.

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.7%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Electric Utilities -- 4.0%
----------------------------------------------------------------------------
       $1,000          California Pollution Control Financing
                       Authority, (San Diego Gas & Electric),
                       5.90%, 6/1/14(1)                          $ 1,048,580
----------------------------------------------------------------------------
                                                                 $ 1,048,580
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 16.3%
----------------------------------------------------------------------------
       $1,500          ABAG Finance Authority Certificates of
                       Participation, (Stanford University
                       Hospital), (MBIA), Escrowed to Maturity,
                       4.90%, 11/1/03(2)                         $ 1,544,565
        1,000          ABAG Finance Authority Certificates of
                       Participation, (Stanford University
                       Hospital), (MBIA), Escrowed to Maturity,
                       5.125%, 11/1/05                             1,039,660
          500          California Statewide Communities
                       Development Corp., (Pacific Homes),
                       Prerefunded to 4/1/03, 5.90%, 4/1/09          536,490
        1,000          Sacramento Cogeneration Authority,
                       (Procter & Gamble), Prerefunded to
                       7/1/05, 6.50%, 7/1/21                       1,119,290
----------------------------------------------------------------------------
                                                                 $ 4,240,005
----------------------------------------------------------------------------
General Obligations -- 1.1%
----------------------------------------------------------------------------
       $  300          Capistrano Unified School District,
                       5.65%, 9/1/15                             $   285,300
----------------------------------------------------------------------------
                                                                 $   285,300
----------------------------------------------------------------------------
Hospital -- 5.2%
----------------------------------------------------------------------------
       $  355          Eastern Plumas Health Care, (District
                       Hospital), 7.50%, 8/1/07                  $   365,842
          300          San Benito Health Care District,
                       5.375%, 10/1/12                               280,668
          350          San Gorgonio Memorial Health Care
                       District, 5.80%, 5/1/14                       328,300
          400          Stockton Health Facilities, (Dameron
                       Hospital), 5.70%, 12/1/14                     383,892
----------------------------------------------------------------------------
                                                                 $ 1,358,702
----------------------------------------------------------------------------
Housing -- 2.0%
----------------------------------------------------------------------------
       $  510          Corona SFMR, 6.05%, 5/1/27                $   509,969
----------------------------------------------------------------------------
                                                                 $   509,969
----------------------------------------------------------------------------
Industrial Development Revenue -- 2.6%
----------------------------------------------------------------------------
       $  750          California Pollution Control Financing
                       Authority, (Browning Ferris Industries),
                       (AMT), 5.80%, 12/1/16                     $   687,172
----------------------------------------------------------------------------
                                                                 $   687,172
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Education -- 2.9%
----------------------------------------------------------------------------
       $  475          California Educational Facilities
                       Authority, (San Diego University),
                       (AMBAC), 0.00%, 10/1/15                   $   195,505
          250          Golden West Schools Financing Authority,
                       (MBIA), 5.80%, 2/1/16                         261,158
          285          Golden West Schools Financing Authority,
                       (MBIA), 5.80%, 8/1/16                         297,962
----------------------------------------------------------------------------
                                                                 $   754,625
----------------------------------------------------------------------------
Insured-Electric Utilities -- 7.5%
----------------------------------------------------------------------------
       $1,000          Sacramento Municipal Utility District,
                       (AMBAC), 5.60%, 8/15/16(1)                $ 1,010,020
        1,000          Southern California Public Power
                       Authority Project, (AMBAC),
                       5.00%, 7/1/17                                 935,630
----------------------------------------------------------------------------
                                                                 $ 1,945,650
----------------------------------------------------------------------------
Insured-General Obligations -- 7.2%
----------------------------------------------------------------------------
       $1,080          Fillmore Unified School District,
                       (FGIC), 0.00%, 7/1/15                     $   450,727
        1,000          Mt. Diablo School District, (AMBAC),
                       5.70%, 8/1/14                               1,023,430
          705          Ukiah Unified School District, (FGIC),
                       0.00%, 8/1/10                                 406,989
----------------------------------------------------------------------------
                                                                 $ 1,881,146
----------------------------------------------------------------------------
Insured-Hospital -- 5.9%
----------------------------------------------------------------------------
       $1,900          Riverside County, (Riverside County
                       Hospital), (MBIA), 0.00%, 6/1/21          $   536,104
        1,000          Tri City Hospital District, (MBIA),
                       5.625%, 2/15/17                               999,930
----------------------------------------------------------------------------
                                                                 $ 1,536,034
----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 9.6%
----------------------------------------------------------------------------
       $2,000          Anaheim Public Financing Authority,
                       (Public Improvements), (FSA),
                       0.00%, 9/1/19                             $   637,260
          500          California State Public Works Board,
                       (California Community College), (AMBAC),
                       5.625%, 3/1/16                                504,980
        1,355          California State Public Works Board,
                       (Department of Corrections), (AMBAC),
                       5.25%, 12/1/13                              1,360,962
----------------------------------------------------------------------------
                                                                 $ 2,503,202
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 7.4%
----------------------------------------------------------------------------
       $2,000          San Mateo County Transportation
                       District, (MBIA), 5.25%, 6/1/17           $ 1,942,680
----------------------------------------------------------------------------
                                                                 $ 1,942,680
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Transportation -- 6.8%
----------------------------------------------------------------------------
       $  750          San Francisco, City and County Airports,
                       (FGIC), 5.50%, 5/1/16                     $   752,033
          500          San Francisco, City and County Airports,
                       (MBIA), 5.60%, 5/1/13                         507,840
        1,000          San Joaquin Hills, Transportation
                       Corridor Agency Bridge & Toll Road,
                       (MBIA), 0.00%, 1/15/12                        521,030
----------------------------------------------------------------------------
                                                                 $ 1,780,903
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.1%
----------------------------------------------------------------------------
       $  750          California Statewide Communities
                       Development Authority, (San Gabriel
                       Valley), 5.50%, 9/1/14                    $   799,575
----------------------------------------------------------------------------
                                                                 $   799,575
----------------------------------------------------------------------------
Nursing Home -- 2.7%
----------------------------------------------------------------------------
       $  750          ABAG Finance Authority, (American
                       Baptist Homes), 5.75%, 10/1/17            $   712,140
----------------------------------------------------------------------------
                                                                 $   712,140
----------------------------------------------------------------------------
Special Tax Revenue -- 10.4%
----------------------------------------------------------------------------
       $  300          Alameda Public Financing Authority,
                       5.45%, 9/2/14                             $   286,281
          300          Brentwood Infrastructure Financing
                       Authority, 5.50%, 9/2/12                      285,207
          300          Corona Public Financing Authority,
                       5.70%, 9/1/13                                 286,425
          200          Fontana Redevelopment Agency, (Jurupa
                       Hills), 5.50%, 10/1/17                        190,668
          360          Irvine, Improvement Bond Act 1915,
                       (Assessment District North 97-16, Group
                       Two), 5.40%, 9/2/10                           347,915
          390          Pomona Redevelopment Agency, (West Holt
                       Avenue Redevelopment), 5.50%, 5/1/13          375,008
          295          Rancho Cucamonga Public Finance
                       Authority, 5.75%, 9/2/12                      290,239
          300          Roseville Special Tax, 6.00%, 9/1/11(3)       300,111
          365          Torrance Redevelopment Agency,
                       5.50%, 9/1/12                                 349,524
----------------------------------------------------------------------------
                                                                 $ 2,711,378
----------------------------------------------------------------------------
Transportation -- 1.0%
----------------------------------------------------------------------------
       $  290          Port Redwood City, (AMT), 5.40%, 6/1/19   $   269,251
----------------------------------------------------------------------------
                                                                 $   269,251
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Water and Sewer -- 1.0%
----------------------------------------------------------------------------
       $  250          Santa Margarita Water District,
                       6.10%, 9/1/14                             $   249,620
----------------------------------------------------------------------------
                                                                 $   249,620
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.7%
   (identified cost $25,259,837)                                 $25,215,932
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.3%                           $   850,193
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $26,066,125
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 59.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.5% to 30.3% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.1%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
---------------------------------------------------------------------------
Education -- 4.3%
---------------------------------------------------------------------------
        $200           Connecticut HEFA, (Quinnipiac College),
                       6.00%, 7/1/13                             $  198,592
         140           Connecticut HEFA, (Sacred Heart
                       University), 6.00%, 7/1/08                   151,698
---------------------------------------------------------------------------
                                                                 $  350,290
---------------------------------------------------------------------------
Electric Utilities -- 2.6%
---------------------------------------------------------------------------
        $250           Puerto Rico Electric Power Authority,
                       4.75%, 7/1/24                             $  212,947
---------------------------------------------------------------------------
                                                                 $  212,947
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 13.3%
---------------------------------------------------------------------------
        $460           Connecticut HEFA, (New Britain
                       Hospital), Prerefunded to 7/1/02,
                       7.50%, 7/1/06                             $  492,094
         300           Connecticut HEFA, (Quinnipiac College),
                       Prerefunded to 07/01/03, 6.00%, 7/1/13       320,916
         250           South Central Connecticut Regional Water
                       Authority, (AMBAC), Prerefunded to
                       8/1/01, 6.50%, 8/1/07                        265,270
---------------------------------------------------------------------------
                                                                 $1,078,280
---------------------------------------------------------------------------
General Obligations -- 15.3%
---------------------------------------------------------------------------
        $200           Avon, 5.00%, 1/15/12                      $  196,652
         190           Connecticut State, 0.00%, 11/15/10           106,636
         150           Connecticut State, 5.125%, 8/15/11           150,163
         100           Danbury, 5.00%, 8/1/17                        93,119
         265           New Fairfield, 4.90%, 8/1/13                 256,700
         115           Puerto Rico, 0.00%, 7/1/08                    74,449
         400           Puerto Rico Aqueduct and Sewer
                       Authority, 5.00%, 7/1/19                     360,020
---------------------------------------------------------------------------
                                                                 $1,237,739
---------------------------------------------------------------------------
Hospital -- 1.5%
---------------------------------------------------------------------------
        $125           Connecticut HEFA, (Griffin Hospital),
                       6.00%, 7/1/13                             $  121,681
---------------------------------------------------------------------------
                                                                 $  121,681
---------------------------------------------------------------------------
Housing -- 1.0%
---------------------------------------------------------------------------
        $ 80           Connecticut HFA, MRB, (AMT),
                       7.40%, 11/15/99                           $   80,088
---------------------------------------------------------------------------
                                                                 $   80,088
---------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
---------------------------------------------------------------------------
Industrial Development Revenue -- 12.1%
---------------------------------------------------------------------------
        $625           Connecticut Development Authority,
                       (Frito Lay), 6.375%, 7/1/04               $  632,519
         250           Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26              254,725
         100           Sprague, Environmental Improvement,
                       (International Paper Co.), (AMT),
                       5.70%, 10/1/21                                95,365
---------------------------------------------------------------------------
                                                                 $  982,609
---------------------------------------------------------------------------
Insured-Education -- 5.2%
---------------------------------------------------------------------------
        $200           Connecticut HEFA, (Choate Rosemary
                       Hall), (MBIA), 5.00%, 7/1/14              $  190,452
         240           University of Connecticut, (FGIC),
                       5.00%, 2/1/15                                227,302
---------------------------------------------------------------------------
                                                                 $  417,754
---------------------------------------------------------------------------
Insured-General Obligations -- 14.5%
---------------------------------------------------------------------------
        $250           Bradford, (FGIC), 5.40%, 2/15/14          $  247,642
         400           Bridgeport, (AMBAC), 6.00%, 9/1/06           430,520
         500           Old Saybrook, (AMBAC), 4.10%, 8/15/01        500,475
---------------------------------------------------------------------------
                                                                 $1,178,637
---------------------------------------------------------------------------
Insured-Hospital -- 13.3%
---------------------------------------------------------------------------
        $150           Connecticut HEFA, (Greenwich Hospital),
                       (MBIA), 5.75%, 7/1/06                     $  158,967
         300           Connecticut HEFA, (Middlesex Health
                       Services), (MBIA), 5.125%, 7/1/17            275,376
         370           Connecticut HEFA, (St. Raphael
                       Hospital), (AMBAC), 5.10%, 7/1/07            376,967
         250           Connecticut HEFA, (Stamford Hospital),
                       (MBIA), 6.50%, 7/1/06                        264,708
---------------------------------------------------------------------------
                                                                 $1,076,018
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.9%
---------------------------------------------------------------------------
        $150           Woodstock, Special Obligation Bonds,
                       (AMBAC), 7.00%, 3/1/07                    $  156,363
---------------------------------------------------------------------------
                                                                 $  156,363
---------------------------------------------------------------------------
Insured-Transportation -- 8.2%
---------------------------------------------------------------------------
        $600           Connecticut State Airport, (Bradley
                       International Airport), (FGIC),
                       7.40%, 10/1/04                            $  664,410
---------------------------------------------------------------------------
                                                                 $  664,410
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
---------------------------------------------------------------------------
Solid Waste -- 3.1%
---------------------------------------------------------------------------
        $250           Eastern Connecticut Resources Recovery
                       Authority, (Wheelabrator Lisbon), (AMT),
                       5.00%, 1/1/03                             $  248,243
---------------------------------------------------------------------------
                                                                 $  248,243
---------------------------------------------------------------------------
Water and Sewer -- 1.8%
---------------------------------------------------------------------------
        $150           Connecticut State Clean Water Fund,
                       4.875%, 5/1/09                            $  149,199
---------------------------------------------------------------------------
                                                                 $  149,199
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.1%
   (identified cost $7,830,338)                                  $7,954,258
---------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                           $  158,018
---------------------------------------------------------------------------
Net Assets -- 100.0%                                             $8,112,276
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 47.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 11.2% to 21.7% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.2%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Cogeneration -- 1.2%
----------------------------------------------------------------------------
       $  500          Palm Beach County, (Okeelanta Power),
                       (AMT), 6.85%, 2/15/21(1)                  $   307,500
          500          Palm Beach County, (Osceola Power),
                       (AMT), 6.95%, 1/1/22(1)                       302,500
----------------------------------------------------------------------------
                                                                 $   610,000
----------------------------------------------------------------------------
Electric Utilities -- 6.0%
----------------------------------------------------------------------------
       $1,000          Jacksonville Electric Authority, (St.
                       Johns River Power Park), 5.375%, 10/1/16  $   971,790
        2,000          Tallahassee Electric, 5.90%, 10/1/05        2,107,320
----------------------------------------------------------------------------
                                                                 $ 3,079,110
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.0%
----------------------------------------------------------------------------
       $1,000          Virgin Islands Public Finance Authority,
                       (Matching Loan Fund Notes), Escrowed to
                       Maturity, 6.80%, 10/1/00                  $ 1,032,390
----------------------------------------------------------------------------
                                                                 $ 1,032,390
----------------------------------------------------------------------------
General Obligations -- 11.1%
----------------------------------------------------------------------------
       $3,000          Florida State Board of Education,
                       5.55%, 6/1/11                             $ 3,078,630
        2,000          Puerto Rico Municipal Finance Agency,
                       5.50%, 7/1/01                               2,044,880
          500          Puerto Rico Public Building Authority,
                       6.50%, 7/1/03                                 532,815
----------------------------------------------------------------------------
                                                                 $ 5,656,325
----------------------------------------------------------------------------
Hospital -- 7.1%
----------------------------------------------------------------------------
       $1,250          Escambia County Health Facilities
                       Authority, (Baptist Hospital, Inc. and
                       Baptist Manor, Inc.), 6.00%, 10/1/14      $ 1,258,750
        1,000          Jacksonville Health Facilities
                       Authority, (Charity Obligation Group),
                       5.25%, 8/15/19                                932,750
          450          Jacksonville Health Facilities
                       Authority, (National Benevolent
                       Association-Cypress Village),
                       6.25%, 12/1/99                                451,296
          480          Jacksonville Health Facilities
                       Authority, (National Benevolent
                       Association-Cypress Village),
                       6.50%, 12/1/00                                490,354
          500          West Orange Healthcare District,
                       5.50%, 2/1/10                                 486,335
----------------------------------------------------------------------------
                                                                 $ 3,619,485
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Housing -- 0.8%
----------------------------------------------------------------------------
       $  425          Clearwater Housing Authority, (Hamptons
                       at Clearwater), 5.40%, 5/1/13             $   420,950
----------------------------------------------------------------------------
                                                                 $   420,950
----------------------------------------------------------------------------
Industrial Development Revenue -- 4.1%
----------------------------------------------------------------------------
       $2,000          Polk County IDR, (IMC Fertilizer),
                       (AMT), 7.525%, 1/1/15                     $ 2,076,100
----------------------------------------------------------------------------
                                                                 $ 2,076,100
----------------------------------------------------------------------------
Insured-Cogeneration -- 5.7%
----------------------------------------------------------------------------
       $2,000          Dade County, Resource Recovery
                       Facilities, (AMBAC), (AMT),
                       5.30%, 10/1/07                            $ 2,035,880
        1,000          Tampa Solid Waste System, (McKay Bay
                       Refuse to Energy), (AMBAC),
                       4.75%, 10/1/17                                866,010
----------------------------------------------------------------------------
                                                                 $ 2,901,890
----------------------------------------------------------------------------
Insured-General Obligations -- 6.8%
----------------------------------------------------------------------------
       $2,000          Dade County Local School District,
                       (MBIA), 5.00%, 2/15/15                    $ 1,880,200
          520          Dade County, (MBIA), 0.00%, 10/1/06           367,968
          330          Dade County, (MBIA), 0.00%, 10/1/08           207,874
        1,000          Miami-Dade County School District,
                       (FSA), 5.375%, 8/1/15                         996,230
----------------------------------------------------------------------------
                                                                 $ 3,452,272
----------------------------------------------------------------------------
Insured-Hospital -- 7.8%
----------------------------------------------------------------------------
       $2,500          Naples, (Naples Community Hospital
                       Inc.), (MBIA), 5.50%, 10/1/16             $ 2,455,350
        1,000          Orange County Health Facilities
                       Authority, (Adventist Health
                       System/Sunbelt, Inc.), (FSA),
                       5.50%, 11/15/02                             1,035,130
          500          Sarasota County Public Hospital, (MBIA),
                       5.25%, 7/1/18                                 475,620
----------------------------------------------------------------------------
                                                                 $ 3,966,100
----------------------------------------------------------------------------
Insured-Housing -- 4.5%
----------------------------------------------------------------------------
       $1,165          Florida Housing Finance Authority,
                       (Leigh Meadows Apartments), (AMBAC),
                       5.85%, 9/1/10                             $ 1,205,833
        1,075          Florida Housing Finance Authority,
                       (Stottert Arms Apartments), (AMBAC),
                       5.90%, 9/1/10                               1,108,755
----------------------------------------------------------------------------
                                                                 $ 2,314,588
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.0%
----------------------------------------------------------------------------
       $1,000          Palm Beach County Criminal Justice
                       Facilities, (FGIC), 5.375%, 6/1/10        $ 1,027,730
----------------------------------------------------------------------------
                                                                 $ 1,027,730
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.8%
----------------------------------------------------------------------------
       $2,000          Miami-Dade County Professional Sports
                       Franchise Facilities, (MBIA),
                       0.00%, 10/1/13                            $   924,160
----------------------------------------------------------------------------
                                                                 $   924,160
----------------------------------------------------------------------------
Insured-Transportation -- 11.3%
----------------------------------------------------------------------------
       $1,000          Broward County Airport System, (MBIA),
                       5.375%, 10/1/13                           $   986,460
        1,500          Broward County Port Facilities, (MBIA),
                       5.375%, 9/1/12                              1,494,405
        2,000          Dade County, Seaport Revenue, (MBIA),
                       5.125%, 10/1/16                             1,887,480
        1,400          Hillsborough County Aviation Authority,
                       (Tampa International Airport), (FGIC),
                       6.85%, 10/1/06                              1,428,112
----------------------------------------------------------------------------
                                                                 $ 5,796,457
----------------------------------------------------------------------------
Insured-Water and Sewer -- 12.1%
----------------------------------------------------------------------------
       $2,000          Dade County, Water and Sewer System,
                       (FGIC), 5.25%, 10/1/11                    $ 2,014,700
        1,000          Dade County, Water and Sewer System,
                       (FGIC), 5.25%, 10/1/21                        938,610
        2,000          Manatee County, Public Utilities,
                       (MBIA), 6.75%, 10/1/04                      2,201,000
        1,000          Pasco County, Water and Sewer Revenue,
                       (FGIC), 5.40%, 10/1/03                      1,038,750
----------------------------------------------------------------------------
                                                                 $ 6,193,060
----------------------------------------------------------------------------
Nursing Home -- 4.2%
----------------------------------------------------------------------------
       $  500          Citrus County IDA, (Beverly
                       Enterprises), 5.00%, 4/1/03               $   488,920
          500          Lee County IDA, (Shell Point Village),
                       5.50%, 11/15/21                               443,855
          250          Lee County IDA, (Shell Point Village),
                       5.75%, 11/15/15                               238,760
        1,000          Volusia County, (Beverly Enterprises),
                       5.875%, 7/1/07                                981,200
----------------------------------------------------------------------------
                                                                 $ 2,152,735
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Senior Living / Life Care -- 3.8%
----------------------------------------------------------------------------
       $1,000          Highlands County HFA, (Adventist Health
                       System), 5.25%, 11/15/20                  $   887,810
          600          North Miami HFA, (Imperial Club),
                       6.75%, 1/1/33                                 549,852
          600          Okaloosa County, Retirement Rental
                       Housing, (Encore Retirement Partners),
                       6.125%, 2/1/14                                529,164
----------------------------------------------------------------------------
                                                                 $ 1,966,826
----------------------------------------------------------------------------
Special Tax Revenue -- 5.9%
----------------------------------------------------------------------------
       $  540          Longleaf Community Development District,
                       6.20%, 5/1/09                             $   517,595
          650          North Springs, Improvement District,
                       Special Assessment Revenue, (Heron Bay),
                       7.00%, 5/1/19                                 669,142
        2,000          Orlando Capital Improvements,
                       5.00%, 10/1/18                              1,822,580
----------------------------------------------------------------------------
                                                                 $ 3,009,317
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $50,331,914)                                 $50,199,495
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                           $   907,273
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $51,106,768
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 53.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.1% to 25.7% of total investments.

(1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.8%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Cogeneration -- 2.0%
----------------------------------------------------------------------------
       $1,000          Massachusetts IFA, (Ogden Haverhill),
                       (AMT), 5.50%, 12/1/13                     $   950,350
----------------------------------------------------------------------------
                                                                 $   950,350
----------------------------------------------------------------------------
Education -- 9.7%
----------------------------------------------------------------------------
       $  400          Massachusetts Development Finance
                       Agency, (Xaverian Brothers High School),
                       5.55%, 7/1/19                             $   379,512
        1,000          Massachusetts HEFA, (Williams College),
                       5.50%, 7/1/14                                 999,410
          500          Massachusetts IFA, (Belmont Hill
                       School), 5.15%, 9/1/13                        472,645
          500          Massachusetts IFA, (Dana Hall),
                       5.90%, 7/1/27                                 476,830
        1,030          Massachusetts IFA, (Park School),
                       5.50%, 9/1/16                               1,010,512
          750          Massachusetts IFA, (St. Johns High
                       School, Inc.), 5.70%, 6/1/18                  714,757
          500          Massachusetts IFA, (Wentworth Institute
                       of Technology), 5.55%, 10/1/13                477,295
----------------------------------------------------------------------------
                                                                 $ 4,530,961
----------------------------------------------------------------------------
Electric Utilities -- 2.2%
----------------------------------------------------------------------------
       $1,000          Massachusetts Municipal Wholesale
                       Electric Co., 5.70%, 7/1/01               $ 1,020,010
----------------------------------------------------------------------------
                                                                 $ 1,020,010
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.2%
----------------------------------------------------------------------------
       $  785          Massachusetts Bay Transportation
                       Authority, Prerefunded to 3/01/05,
                       5.75%, 3/1/18                             $   838,349
          905          Massachusetts HEFA, (Fairview Extended
                       Care), Prerefunded to 1/1/01,
                       10.125%, 1/1/11                               989,400
          626          Massachusetts HEFA,
                       (Milford-Whitinsville Hospital),
                       Escrowed to Maturity, 7.125%, 7/15/02         655,012
          500          Massachusetts HEFA, (Sisters of
                       Providence Hospital), Escrowed to
                       Maturity, 6.00%, 11/15/00                     511,895
        2,000          Massachusetts Turnpike Authority,
                       Escrowed to Maturity, 5.00%, 1/1/20         1,847,580
          400          Massachusetts Turnpike Authority,
                       Escrowed to Maturity, (FGIC),
                       5.125%, 1/1/23                                371,068
----------------------------------------------------------------------------
                                                                 $ 5,213,304
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

General Obligations -- 14.1%
----------------------------------------------------------------------------
       $  500          Burlington, 5.00%, 2/1/15                 $   476,530
          500          Burlington, 5.00%, 2/1/16                     471,440
        1,000          Massachusetts, 5.00%, 11/1/14                 946,690
        1,000          Massachusetts, 5.40%, 11/1/06               1,038,980
        1,260          Massachusetts Bay Transportation
                       Authority, 5.50%, 3/1/08                    1,323,718
          215          Massachusetts Bay Transportation
                       Authority, 5.75%, 3/1/18                      215,439
        2,500          Massachusetts State Federal Highway,
                       Grant Anticipation Notes,
                       0.00%, 6/15/15                              1,026,150
        1,000          Woods Hole, Martha's Vineyard and
                       Nantucket Steamship Authority,
                       6.60%, 3/1/03                               1,064,680
----------------------------------------------------------------------------
                                                                 $ 6,563,627
----------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.4%
----------------------------------------------------------------------------
       $  200          Massachusetts Development Finance
                       Agency, (Human Services), 6.60%, 8/15/29  $   192,454
          500          Massachusetts Development Finance
                       Agency, (New England Center for
                       Children), 5.30%, 11/1/08                     481,620
----------------------------------------------------------------------------
                                                                 $   674,074
----------------------------------------------------------------------------
Hospital -- 18.7%
----------------------------------------------------------------------------
       $  750          Massachusetts HEFA, (Caritas Christi
                       Obligation Group), 5.70%, 7/1/15          $   701,115
          500          Massachusetts HEFA, (Dana Farber Cancer
                       Institute), 6.50%, 12/1/05                    534,295
        3,000          Massachusetts HEFA, (Daughters of
                       Charity Issue), 5.75%, 7/1/02               3,081,060
          770          Massachusetts HEFA, (Jordan Hospital),
                       5.00%, 10/1/11                                718,395
          750          Massachusetts HEFA,
                       (Milford-Whitinsville Regional
                       Hospital), 5.75%, 7/15/13                     708,315
          860          Massachusetts HEFA, (New England Health
                       Systems), 6.125%, 8/1/13                      837,640
        1,845          Massachusetts HEFA, (North Adams
                       Regional Hospital), 6.25%, 7/1/04           1,911,346
          250          Massachusetts HEFA, (Partners Healthcare
                       System), 5.00%, 7/1/09                        242,382
----------------------------------------------------------------------------
                                                                 $ 8,734,548
----------------------------------------------------------------------------
Industrial Development Revenue -- 0.7%
----------------------------------------------------------------------------
       $  350          Massachusetts Development Finance
                       Agency, (YMCA of Greater Boston),
                       5.25%, 11/1/13                            $   320,275
----------------------------------------------------------------------------
                                                                 $   320,275
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Education -- 2.2%
----------------------------------------------------------------------------
       $1,015          Massachusetts IFA, (Dexter School),
                       (MBIA), 5.40%, 5/1/13                     $ 1,010,605
----------------------------------------------------------------------------
                                                                 $ 1,010,605
----------------------------------------------------------------------------
Insured-Electric Utilities -- 4.6%
----------------------------------------------------------------------------
       $2,000          Massachusetts Municipal Wholesale
                       Electric Co., (AMBAC), 6.625%, 7/1/03     $ 2,145,180
----------------------------------------------------------------------------
                                                                 $ 2,145,180
----------------------------------------------------------------------------
Insured-General Obligations -- 8.0%
----------------------------------------------------------------------------
       $  750          Haverhill, (FGIC), 5.00%, 6/15/17         $   686,010
        2,000          Massachusetts Bay Transportation
                       Authority, (AMBAC), 5.25%, 3/1/11           2,077,780
        1,000          Massachusetts, (AMBAC), 5.00%, 7/1/12         980,070
----------------------------------------------------------------------------
                                                                 $ 3,743,860
----------------------------------------------------------------------------
Insured-Hospital -- 3.0%
----------------------------------------------------------------------------
       $1,500          Massachusetts HEFA, (Lowell General
                       Hospital), (FSA), 5.25%, 6/1/16           $ 1,419,375
----------------------------------------------------------------------------
                                                                 $ 1,419,375
----------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 3.1%
----------------------------------------------------------------------------
       $1,400          Massachusetts IFA, (Nantucket Electric),
                       (AMBAC), (AMT), 5.30%, 7/1/04             $ 1,433,810
----------------------------------------------------------------------------
                                                                 $ 1,433,810
----------------------------------------------------------------------------
Lease Revenue/Certificates of Participation -- 3.6%
----------------------------------------------------------------------------
       $1,650          Puerto Rico, ITEM & ECFA, (Guaynabo
                       Municipal Government), 5.375%, 7/1/06     $ 1,705,490
----------------------------------------------------------------------------
                                                                 $ 1,705,490
----------------------------------------------------------------------------
Nursing Home -- 4.3%
----------------------------------------------------------------------------
       $  500          Massachusetts Development Finance
                       Agency, (Odd Fellows Home of
                       Massachusetts), 6.25%, 1/1/15             $   483,920
          515          Massachusetts HEFA, (Christopher House),
                       6.25%, 1/1/07                                 515,474
          965          Massachusetts IFA, (Age Institute of
                       Massachusetts), 7.60%, 11/1/05                992,010
----------------------------------------------------------------------------
                                                                 $ 1,991,404
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Pooled Loans -- 5.5%
----------------------------------------------------------------------------
       $1,595          Massachusetts Water Pollution Abatement
                       Trust, 0.00%, 8/1/12                      $   798,856
        1,775          Massachusetts Water Pollution Abatement
                       Trust, 5.25%, 8/1/14                        1,755,244
----------------------------------------------------------------------------
                                                                 $ 2,554,100
----------------------------------------------------------------------------
Senior Living / Life Care -- 2.1%
----------------------------------------------------------------------------
       $  600          Massachusetts Development Finance
                       Agency, (Berkshire Retirement),
                       5.60%, 7/1/19                             $   543,426
          500          Massachusetts IFA, (Forge Hill), (AMT),
                       6.75%, 4/1/30                                 444,465
----------------------------------------------------------------------------
                                                                 $   987,891
----------------------------------------------------------------------------
Special Tax Revenue -- 2.6%
----------------------------------------------------------------------------
       $  500          Massachusetts Special Obligations,
                       5.00%, 6/1/14                             $   479,145
          750          Virgin Islands Public Finance Authority,
                       (Matching Loan Fund Notes),
                       6.70%, 10/1/99                                750,068
----------------------------------------------------------------------------
                                                                 $ 1,229,213
----------------------------------------------------------------------------
Transportation -- 0.8%
----------------------------------------------------------------------------
       $  400          Rail Connections, Inc., (Rte. 128
                       Parking Garage), 5.30%, 7/1/09            $   390,072
----------------------------------------------------------------------------
                                                                 $   390,072
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.8%
   (identified cost $46,786,488)                                 $46,618,149
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                           $    80,739
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $46,698,888
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 21.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.2% to 14.2% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.4%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
---------------------------------------------------------------------------
Economic Development Revenue -- 1.3%
---------------------------------------------------------------------------
       $  150          Michigan State Strategic Fund, (Crown
                       Paper), 6.25%, 8/1/12                     $  128,457
---------------------------------------------------------------------------
                                                                 $  128,457
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 17.3%
---------------------------------------------------------------------------
       $1,000          Grand Ledge Public School District,
                       (MBIA), Prerefunded to 5/1/04,
                       7.875%, 5/1/11                            $1,153,940
          500          Michigan Municipal Bond Authority,
                       Escrowed to Maturity, 7.00%, 10/1/02         537,940
---------------------------------------------------------------------------
                                                                 $1,691,880
---------------------------------------------------------------------------
General Obligations -- 5.4%
---------------------------------------------------------------------------
       $  495          Detroit, 6.40%, 4/1/05                    $  528,051
---------------------------------------------------------------------------
                                                                 $  528,051
---------------------------------------------------------------------------
Hospital -- 15.3%
---------------------------------------------------------------------------
       $  255          John Tolfree Health System Corp.,
                       (Michigan Mortgage), 5.50%, 9/15/07       $  245,412
          300          Kent Hospital Finance Authority,
                       (Spectrum Health), 5.25%, 1/15/09            298,560
          100          Mecosta County, (Michigan General
                       Hopital), 5.75%, 5/15/09                      97,692
          100          Michigan Hospital Finance Authority,
                       (Central MI Community Hospital),
                       6.00%, 10/1/05                               103,923
          100          Michigan Hospital Finance Authority,
                       (Central MI Community Hospital),
                       6.10%, 10/1/06                               104,427
          225          Michigan Hospital Finance Authority,
                       (Central MI Community Hospital),
                       6.20%, 10/1/07                               236,153
          400          Michigan Hospital Finance Authority,
                       (Gratiot Community Hospital),
                       6.10%, 10/1/07                               408,700
---------------------------------------------------------------------------
                                                                 $1,494,867
---------------------------------------------------------------------------
Industrial Development Revenue -- 3.7%
---------------------------------------------------------------------------
       $  350          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26           $  356,615
---------------------------------------------------------------------------
                                                                 $  356,615
---------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Electric Utilities -- 5.5%
---------------------------------------------------------------------------
       $  500          Monroe County, (The Detroit Edison Co.),
                       (AMBAC), (AMT), 6.35%, 12/1/04            $  533,020
---------------------------------------------------------------------------
                                                                 $  533,020
---------------------------------------------------------------------------
Insured-General Obligations -- 18.0%
---------------------------------------------------------------------------
       $  500          Detroit School District, (AMBAC),
                       6.50%, 5/1/10                             $  555,175
          250          Fowlerville, Community Schools District,
                       (FSA), 4.50%, 5/1/15                         216,822
          500          Hartland School District, (FGIC),
                       5.125%, 5/1/17                               466,520
          100          Parchment School District, (MBIA),
                       5.00%, 5/1/25                                 89,702
          225          Paw Paw, Public School District, (FGIC),
                       5.00%, 5/1/21                                204,145
          250          Portage, Public Schools, (FSA),
                       4.50%, 5/1/14                                219,978
---------------------------------------------------------------------------
                                                                 $1,752,342
---------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.9%
---------------------------------------------------------------------------
       $  300          Michigan Building Authority, Facilities
                       Program, (AMBAC), 0.00%, 10/15/08         $  189,600
---------------------------------------------------------------------------
                                                                 $  189,600
---------------------------------------------------------------------------
Insured-Transportation -- 5.1%
---------------------------------------------------------------------------
       $  770          Puerto Rico Highway and Transportation
                       Authority, (AMBAC), 0.00%, 7/1/16         $  309,255
          200          Wayne Charter County Airport, (Detroit
                       Metropolitan Wayne County), (MBIA),
                       (AMT), 5.25%, 12/1/13                        192,348
---------------------------------------------------------------------------
                                                                 $  501,603
---------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 5.3%
---------------------------------------------------------------------------
       $  500          Michigan Building Authority,
                       6.10%, 10/1/01                            $  518,620
---------------------------------------------------------------------------
                                                                 $  518,620
---------------------------------------------------------------------------
Miscellaneous -- 1.6%
---------------------------------------------------------------------------
       $  150          Pittsfield Township EDC, (Arbor
                       Hospice), 7.875%, 8/15/27                 $  150,981
---------------------------------------------------------------------------
                                                                 $  150,981
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
---------------------------------------------------------------------------
Nursing Home -- 4.2%
---------------------------------------------------------------------------
       $  395          Michigan Hospital Finance Authority,
                       (Presbyterian Villages), 6.20%, 1/1/06    $  409,801
---------------------------------------------------------------------------
                                                                 $  409,801
---------------------------------------------------------------------------
Senior Living / Life Care -- 3.0%
---------------------------------------------------------------------------
       $  300          Kalamazoo, (Friendship Village),
                       6.125%, 5/15/17                           $  293,496
---------------------------------------------------------------------------
                                                                 $  293,496
---------------------------------------------------------------------------
Special Tax Revenue -- 10.8%
---------------------------------------------------------------------------
       $  500          Battle Creek Downtown Development
                       Authority, 6.65%, 5/1/02                  $  523,070
        2,000          Detroit Downtown Development Authority
                       Tax Increment, 0.00%, 7/1/21                 527,680
---------------------------------------------------------------------------
                                                                 $1,050,750
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $9,403,236)                                  $9,600,083
---------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                           $  160,889
---------------------------------------------------------------------------
Net Assets -- 100.0%                                             $9,760,972
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 43.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.6% to 16.5% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.9%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Assisted Living -- 1.7%
----------------------------------------------------------------------------
       $  595          New Jersey EDA, (Chelsea at East
                       Brunswick), (AMT), 8.00%, 10/1/07         $   628,564
----------------------------------------------------------------------------
                                                                 $   628,564
----------------------------------------------------------------------------
Cogeneration -- 9.4%
----------------------------------------------------------------------------
       $2,150          New Jersey EDA, (Trigen-Trenton), (AMT),
                       6.10%, 12/1/05                            $ 2,210,565
          735          New Jersey EDA, (Vineland Cogeneration),
                       (AMT), 7.875%, 6/1/19                         774,374
          550          Port Authority of New York and New
                       Jersey, (KIAC), (AMT), 6.50%, 10/1/01         564,432
----------------------------------------------------------------------------
                                                                 $ 3,549,371
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.5%
----------------------------------------------------------------------------
       $  350          Elizabeth, (General Improvements and
                       Sewer Utilities), (MBIA), Prerefunded to
                       11/15/00, 6.20%, 11/15/02                 $   365,914
          310          New Jersey EDA, (Cadbury Corp.),
                       Prerefunded to 7/1/01, 8.00%, 7/1/15          337,962
        2,030          New Jersey EDA, (Princeton Custodial
                       Receipts), Escrowed to Maturity,
                       0.00%, 12/15/12                               996,527
----------------------------------------------------------------------------
                                                                 $ 1,700,403
----------------------------------------------------------------------------
General Obligations -- 6.1%
----------------------------------------------------------------------------
       $  500          Jersey City School District,
                       6.25%, 10/1/10                            $   548,185
        1,050          Puerto Rico, 0.00%, 7/1/08                    679,749
        1,000          South Brunswick, 7.125%, 7/15/02            1,072,690
----------------------------------------------------------------------------
                                                                 $ 2,300,624
----------------------------------------------------------------------------
Hospital -- 9.0%
----------------------------------------------------------------------------
       $  340          New Jersey Health Care Facilities
                       Financing Authority, (Atlantic City
                       Medical Care Center), 6.25%, 7/1/00       $   345,630
        1,000          New Jersey Health Care Facilities
                       Financing Authority, (Atlantic City
                       Medical Care Center), 6.45%, 7/1/02         1,041,380
          750          New Jersey Health Care Facilities
                       Financing Authority, (Atlantic City
                       Medical Care Center), 6.55%, 7/1/03           789,915
          350          New Jersey Health Care Facilities
                       Financing Authority, (Burdette Tomlin
                       Memorial Hospital), 5.40%, 7/1/14             335,244
          880          New Jersey Health Care Facilities
                       Financing Authority, (St. Elizabeth's
                       Hospital), 5.75%, 7/1/08                      888,589
----------------------------------------------------------------------------
                                                                 $ 3,400,758
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Industrial Development Revenue -- 3.4%
----------------------------------------------------------------------------
       $  300          New Jersey EDA, (Continental Airlines,
                       Inc.), (AMT), 6.25%, 9/15/19              $   295,122
          425          New Jersey EDA, (Economic Growth),
                       (AMT), 6.00%, 12/1/02                         432,956
          500          New Jersey EDA, (Holt Hauling), (AMT),
                       7.90%, 3/1/27                                 541,855
----------------------------------------------------------------------------
                                                                 $ 1,269,933
----------------------------------------------------------------------------
Insured-Education -- 1.4%
----------------------------------------------------------------------------
       $  500          New Jersey Educational Facilities
                       Authority, (Seton Hall University),
                       (FGIC), 6.10%, 7/1/01                     $   516,375
----------------------------------------------------------------------------
                                                                 $   516,375
----------------------------------------------------------------------------
Insured-Electric Utilities -- 5.0%
----------------------------------------------------------------------------
       $1,000          Middlesex County Utilities Authority,
                       (FGIC), 6.10%, 12/1/01                    $ 1,040,430
        1,000          Puerto Rico Electric Power Authority,
                       (MBIA), 4.50%, 7/1/18                         857,100
----------------------------------------------------------------------------
                                                                 $ 1,897,530
----------------------------------------------------------------------------
Insured-General Obligations -- 28.1%
----------------------------------------------------------------------------
       $1,000          Atlantic City Board of Education,
                       (AMBAC), 6.00%, 12/1/02                   $ 1,050,560
        1,175          Edison, (AMBAC), 4.70%, 1/1/04              1,186,867
          150          Elizabeth, (General Improvements and
                       Sewer Utilities), (MBIA),
                       6.20%, 11/15/02                               156,435
        1,200          Kearney, (FSA), 6.50%, 2/1/04               1,276,764
          725          Monroe Township Board of Education,
                       (FGIC), 5.20%, 8/1/11                         730,372
          825          Monroe Township Board of Education,
                       (FGIC), 5.20%, 8/1/14                         811,627
          500          Puerto Rico Public Finance Corp.,
                       (AMBAC), 5.375%, 6/1/17                       491,345
          850          Roselle, (MBIA), 4.65%, 10/15/03              860,124
        1,000          South Brunswick Township Board of
                       Education, (FGIC), 6.40%, 8/1/03            1,071,750
        2,000          Washington Township Board of Education,
                       (MBIA), 5.125%, 2/1/15                      1,929,840
        1,000          West Deptford Township, (AMBAC),
                       5.90%, 3/1/09                               1,059,970
----------------------------------------------------------------------------
                                                                 $10,625,654
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Hospital -- 11.8%
----------------------------------------------------------------------------
       $1,300          New Jersey Health Care Facilities
                       Financing Authority, (AHS Hospital
                       Corp.), (AMBAC), 6.00%, 7/1/12            $ 1,382,836
        1,910          New Jersey Health Care Facilities
                       Financing Authority, (Dover General
                       Hospital and Medical Center), (MBIA),
                       7.00%, 7/1/04                               2,101,382
        1,000          New Jersey Health Care Facilities
                       Financing Authority, (St. Barnabas
                       Health), (MBIA), 5.25%, 7/1/13                985,010
----------------------------------------------------------------------------
                                                                 $ 4,469,228
----------------------------------------------------------------------------
Insured-Solid Waste -- 0.7%
----------------------------------------------------------------------------
       $  250          Bergen County Utilities Authority, Solid
                       Waste System, (FGIC), 6.00%, 6/15/02      $   260,900
----------------------------------------------------------------------------
                                                                 $   260,900
----------------------------------------------------------------------------
Insured-Transportation -- 7.8%
----------------------------------------------------------------------------
       $1,000          New Jersey Turnpike Authority, (FSA),
                       5.90%, 1/1/03                             $ 1,044,770
          895          New Jersey Turnpike Authority, (FSA),
                       6.40%, 1/1/02                                 935,123
        1,000          Port Authority of New York and New
                       Jersey, (AMBAC), 5.125%, 7/15/14              966,710
----------------------------------------------------------------------------
                                                                 $ 2,946,603
----------------------------------------------------------------------------
Insured-Water and Sewer -- 1.6%
----------------------------------------------------------------------------
       $  565          Pennsville Sewer Authority, (MBIA),
                       0.00%, 11/1/16                            $   218,260
          565          Pennsville Sewer Authority, (MBIA),
                       0.00%, 11/1/17                                204,920
          565          Pennsville Sewer Authority, (MBIA),
                       0.00%, 11/1/18                                192,027
----------------------------------------------------------------------------
                                                                 $   615,207
----------------------------------------------------------------------------
Solid Waste -- 2.1%
----------------------------------------------------------------------------
       $  300          Atlantic County Utilities Authority,
                       Solid Waste System, 7.00%, 3/1/08         $   301,815
          500          Gloucester County Improvement Authority,
                       Solid Waste System, 5.40%, 9/1/00             506,785
----------------------------------------------------------------------------
                                                                 $   808,600
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Transportation -- 6.3%
----------------------------------------------------------------------------
       $1,000          New Jersey Transportation Authority,
                       Variable Rate, 6/15/17(1),(2)             $   846,060
          600          Port Authority of New York and New
                       Jersey, 5.375%, 10/15/16                      574,176
        1,000          Port Authority of New York and New
                       Jersey, 5.375%, 3/1/28                        953,260
----------------------------------------------------------------------------
                                                                 $ 2,373,496
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.9%
   (identified cost $36,698,608)                                 $37,363,246
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.1%                           $   415,636
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $37,778,882
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 58.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.7% to 21.1% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 91.4%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Assisted Living -- 0.9%
----------------------------------------------------------------------------
       $  500          Glen Cove IDA, (Regency at Glen Cove),
                       9.50%, 7/1/12                             $   524,365
----------------------------------------------------------------------------
                                                                 $   524,365
----------------------------------------------------------------------------
Cogeneration -- 2.7%
----------------------------------------------------------------------------
       $  950          Port Authority of New York and New
                       Jersey, (KIAC), (AMT), 6.50%, 10/1/01     $   974,928
          600          Suffolk County IDA, (Nissequogue
                       Cogeneration Partners Facility), (AMT),
                       5.50%, 1/1/23                                 545,694
----------------------------------------------------------------------------
                                                                 $ 1,520,622
----------------------------------------------------------------------------
Education -- 0.3%
----------------------------------------------------------------------------
       $  100          New York Dormitory Authority, (State
                       University Educational Facilities),
                       5.25%, 5/15/15                            $    96,531
          105          New York Dormitory Authority, (State
                       University Educational Facilities),
                       5.25%, 5/15/19(1)                              98,805
----------------------------------------------------------------------------
                                                                 $   195,336
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.4%
----------------------------------------------------------------------------
       $1,000          New York State Medical Care Facilities
                       Finance Agency, (New York State
                       Hospital), (AMBAC), Escrowed to
                       Maturity, 6.10%, 2/15/04                  $ 1,062,960
          260          New York, Prerefunded to 8/01/02,
                       6.375%, 8/1/06                                278,223
----------------------------------------------------------------------------
                                                                 $ 1,341,183
----------------------------------------------------------------------------
General Obligations -- 5.1%
----------------------------------------------------------------------------
       $  750          New York City, 0.00%, 8/1/07              $   505,447
        1,000          New York City, 0.00%, 8/1/08                  635,880
        1,000          New York City, 0.00%, 8/1/08                  635,880
        1,025          New York City, 6.375%, 8/1/06               1,086,018
----------------------------------------------------------------------------
                                                                 $ 2,863,225
----------------------------------------------------------------------------
Hospital -- 8.9%
----------------------------------------------------------------------------
       $  500          Chautauqua County IDA, (Womans Christian
                       Association), 6.35%, 11/15/17             $   474,765
          580          Fulton County IDA, (Nathan Littauer
                       Hospital), 5.75%, 11/1/09                     557,711
          500          New York City, Health and Hospital
                       Corp., 5.25%, 2/15/17                         458,830
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Hospital (continued)
----------------------------------------------------------------------------
       $2,000          New York State Dormitory Authority,
                       (Department of Health), 5.375%, 7/1/08    $ 2,024,900
        1,000          New York State Dormitory Authority,
                       (Nyack Hospital), 6.00%, 7/1/06             1,023,710
          500          Oneida County IDA, (St. Elizabeth
                       Medical Center), 5.50%, 12/1/10               474,360
----------------------------------------------------------------------------
                                                                 $ 5,014,276
----------------------------------------------------------------------------
Hotel -- 0.8%
----------------------------------------------------------------------------
       $1,210          Niagara County IDA, (Wintergarden Inn
                       Associates), 9.75%, 6/1/11(2)             $   477,950
----------------------------------------------------------------------------
                                                                 $   477,950
----------------------------------------------------------------------------
Housing -- 12.2%
----------------------------------------------------------------------------
       $3,870          New York City Housing Development Corp.,
                       MFMR, 5.625%, 5/1/12                      $ 3,977,160
        1,500          New York State Mortgage Agency Revenue,
                       (AMT), 6.45%, 10/1/21                       1,549,395
        1,000          New York State Mortgage Agency, (AMT),
                       5.20%, 10/1/08                              1,001,350
          400          Westchester County IDA, (Children's
                       Village), 5.375%, 3/15/19                     368,280
----------------------------------------------------------------------------
                                                                 $ 6,896,185
----------------------------------------------------------------------------
Industrial Development Revenue -- 6.8%
----------------------------------------------------------------------------
       $2,000          Port Authority of New York and New
                       Jersey, (Delta Airlines), 6.95%, 6/1/08   $ 2,128,360
        1,700          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26             1,732,130
----------------------------------------------------------------------------
                                                                 $ 3,860,490
----------------------------------------------------------------------------
Insured-Education -- 3.7%
----------------------------------------------------------------------------
       $1,075          New York State Dormitory Authority, (Mt.
                       Sinai School of Medicine), (MBIA),
                       6.75%, 7/1/09                             $ 1,139,812
          500          New York State Dormitory Authority, (New
                       York University), (AMBAC),
                       5.75%, 7/1/12(3)                              510,045
          500          Niagara County IDA, (Niagara
                       University), (AMBAC), 5.25%, 10/1/18          468,310
----------------------------------------------------------------------------
                                                                 $ 2,118,167
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-General Obligations -- 2.3%
----------------------------------------------------------------------------
       $2,750          New York State Local Government
                       Assistance Corp., (MBIA), 0.00%, 4/1/13   $ 1,321,787
----------------------------------------------------------------------------
                                                                 $ 1,321,787
----------------------------------------------------------------------------
Insured-Transportation -- 7.6%
----------------------------------------------------------------------------
       $2,240          Metropolitan Transportation Authority
                       for the City of New York, (FGIC),
                       5.70%, 7/1/10(1)                          $ 2,328,122
        1,000          Metropolitan Transportation Authority,
                       (FGIC), 5.25%, 7/1/17                         946,330
        1,000          Monroe County Airport Authority,
                       (Greater Rochester International),
                       (MBIA), 5.875%, 1/1/18(3)                   1,028,200
----------------------------------------------------------------------------
                                                                 $ 4,302,652
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 14.0%
----------------------------------------------------------------------------
       $2,180          New York State Energy Research and
                       Development Authority, (Western NY
                       Nuclear Service Center), 6.00%, 4/1/06    $ 2,297,894
        2,000          New York State HFA, 6.375%, 11/1/03(1)      2,131,540
        1,485          New York State Thruway Authority,
                       0.00%, 1/1/04                               1,211,211
        1,300          New York State Thruway Authority,
                       5.25%, 4/1/13                               1,248,377
        1,000          New York State Urban Development Corp.,
                       (Youth Facilities), 5.75%, 4/1/10           1,026,120
----------------------------------------------------------------------------
                                                                 $ 7,915,142
----------------------------------------------------------------------------
Senior Living / Life Care -- 0.7%
----------------------------------------------------------------------------
       $  400          Mt. Vernon IDA, (Wartburg Senior
                       Housing, Inc.), 6.15%, 6/1/19             $   386,256
----------------------------------------------------------------------------
                                                                 $   386,256
----------------------------------------------------------------------------
Special Tax Revenue -- 7.7%
----------------------------------------------------------------------------
       $4,500          New York State Local Government
                       Assistance Corp., 5.25%, 4/1/16           $ 4,338,810
----------------------------------------------------------------------------
                                                                 $ 4,338,810
----------------------------------------------------------------------------
Transportation -- 7.2%
----------------------------------------------------------------------------
       $1,000          Port Authority of New York and New
                       Jersey, (AMT), 5.75%, 4/1/16              $   998,410
        3,000          Port Authority of New York and New
                       Jersey, (AMT), 6.00%, 7/1/14                3,076,650
----------------------------------------------------------------------------
                                                                 $ 4,075,060
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Water and Sewer -- 8.1%
----------------------------------------------------------------------------
       $3,000          New York City Municipal Water Finance
                       Authority, 5.125%, 6/15/21                $ 2,718,900
        1,825          New York City Municipal Water Finance
                       Authority, 5.70%, 6/15/02                   1,885,992
----------------------------------------------------------------------------
                                                                 $ 4,604,892
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 91.4%
   (identified cost $51,224,652)                                 $51,756,398
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 8.6%                           $ 4,846,641
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $56,603,039
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 17.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.9% to 6.7% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)  Non-income producing security.
(3)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.2%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.3%
----------------------------------------------------------------------------
       $  240          Greene County IDA, (Fairview Extended
                       Care), Prerefunded to 1/1/01,
                       10.125%, 1/1/11                           $   262,426
        1,000          Warren County, (Otterbein Homes),
                       Prerefunded to 7/1/01, 7.20%, 7/1/11        1,069,480
        1,000          Wauseon School District, Prerefunded to
                       12/01/00, 7.25%, 12/1/10                    1,058,410
----------------------------------------------------------------------------
                                                                 $ 2,390,316
----------------------------------------------------------------------------
General Obligations -- 11.4%
----------------------------------------------------------------------------
       $  500          Hamilton School District, 6.15%, 12/1/15  $   532,530
          300          Kings County Local School District,
                       7.60%, 12/1/10                                334,707
          250          Oak Hills, 5.60%, 12/1/17                     248,150
          675          Ohio, 0.00%, 8/1/04                           539,939
          500          Ohio, 0.00%, 8/1/05                           379,310
          250          Ohio, 0.00%, 8/1/08                           160,345
          210          Youngstown County School District,
                       6.40%, 7/1/00                                 211,978
----------------------------------------------------------------------------
                                                                 $ 2,406,959
----------------------------------------------------------------------------
Hospital -- 8.4%
----------------------------------------------------------------------------
       $1,000          Erie County, (Firelands Community
                       Hospital), 6.75%, 1/1/08                  $ 1,059,040
          250          Hamilton County Health Care Facilities
                       Authority, (Twin Towers Improvements),
                       5.75%, 10/1/19                                238,717
          250          Hamilton County Health System,
                       (Providence Hospital), 6.00%, 7/1/01          256,975
          250          Parma, Hospital Improvement Revenue,
                       (Parma Community General Hospital
                       Association), 5.25%, 11/1/13                  234,472
----------------------------------------------------------------------------
                                                                 $ 1,789,204
----------------------------------------------------------------------------
Housing -- 2.7%
----------------------------------------------------------------------------
       $  295          Cuyahoga County, (Rolling Hills Apts.),
                       (AMT), 8.00%, 1/1/28                      $   289,124
          290          Lucas County, (Country Creek), (AMT),
                       8.00%, 7/1/26                                 277,658
----------------------------------------------------------------------------
                                                                 $   566,782
----------------------------------------------------------------------------
Industrial Development Revenue -- 13.8%
----------------------------------------------------------------------------
       $  500          Cuyahoga County, (Rock and Roll Hall of
                       Fame), 5.45%, 12/1/05                     $   505,095
          250          Cuyahoga County, (Rock and Roll Hall of
                       Fame), 5.85%, 12/1/08                         254,970
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Industrial Development Revenue (continued)
----------------------------------------------------------------------------
       $  500          Dayton, Special Facilities Revenue,
                       (Emery Airline Freight), 5.625%, 2/1/18   $   464,070
        1,020          Ohio Economic Development Commission,
                       (ABS Industries), (AMT), 6.00%, 6/1/04      1,054,680
          385          Ohio Economic Development Commission,
                       (Progress Plastics Products), (AMT),
                       6.80%, 12/1/01                                391,095
          250          Ohio Solid Waste Revenue, (Republic
                       Engineered Steels, Inc.), (AMT),
                       9.00%, 6/1/21                                 263,422
----------------------------------------------------------------------------
                                                                 $ 2,933,332
----------------------------------------------------------------------------
Insured-Education -- 4.5%
----------------------------------------------------------------------------
       $1,000          Ohio Public Facilities Commission,
                       (Higher Educational Facilities),
                       (AMBAC), 4.30%, 12/1/08                   $   948,320
----------------------------------------------------------------------------
                                                                 $   948,320
----------------------------------------------------------------------------
Insured-General Obligations -- 27.5%
----------------------------------------------------------------------------
       $  265          Clinton Massie Local School District,
                       (AMBAC), 0.00%, 12/1/11                   $   138,476
          265          Clinton Massie Local School District,
                       (MBIA), 0.00%, 12/1/09                        157,148
          225          Finneytown Local School District,
                       (FGIC), 6.15%, 12/1/11                        245,351
          500          Forest Hills Local School District,
                       (MBIA), 6.00%, 12/1/09                        540,060
        1,000          Southwest Licking School Facilities
                       Improvement, (FGIC), 7.10%, 12/1/16         1,123,540
          500          South-Western City School District,
                       Franklin and Pickway Counties, (AMBAC),
                       4.75%, 12/1/26                                419,330
          500          Strongsville City School District,
                       (MBIA), 5.375%, 12/1/12                       507,515
        1,500          West Clermont School District, (AMBAC),
                       6.90%, 12/1/12                              1,675,500
          500          West Clermont School District, (AMBAC),
                       7.125%, 12/1/19                               556,520
          460          Wyoming, School District, (FGIC),
                       5.75%, 12/1/17                                472,802
----------------------------------------------------------------------------
                                                                 $ 5,836,242
----------------------------------------------------------------------------
Insured-Hospital -- 4.8%
----------------------------------------------------------------------------
       $  500          Cuyahoga County, (Metrohealth System),
                       (MBIA), 5.50%, 2/15/12                    $   508,730
          500          Lucas County, (Promedia Healthcare
                       Obligation Group), (AMBAC),
                       5.625%, 11/15/14                              502,145
----------------------------------------------------------------------------
                                                                 $ 1,010,875
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.5%
----------------------------------------------------------------------------
       $  500          Akron Economic Development, (MBIA),
                       6.00%, 12/1/12                            $   534,550
----------------------------------------------------------------------------
                                                                 $   534,550
----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.2%
----------------------------------------------------------------------------
       $  500          Cleveland, (Cleveland Stadium), (AMBAC),
                       5.25%, 11/15/17                           $   469,640
----------------------------------------------------------------------------
                                                                 $   469,640
----------------------------------------------------------------------------
Insured-Water and Sewer -- 2.4%
----------------------------------------------------------------------------
       $  500          Hamilton County Sewer System, (FGIC),
                       5.50%, 12/1/11                            $   516,785
----------------------------------------------------------------------------
                                                                 $   516,785
----------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.9%
----------------------------------------------------------------------------
       $  200          Union County, (Pleasant Valley Joint
                       Fire District), 6.125%, 12/1/19           $   193,094
----------------------------------------------------------------------------
                                                                 $   193,094
----------------------------------------------------------------------------
Nursing Home -- 3.6%
----------------------------------------------------------------------------
       $  600          Cuyahoga County HFA, (Benjamin Rose
                       Institute), 5.50%, 12/1/17                $   541,830
          210          Fairfield EDA, (Beverly Enterprises),
                       8.50%, 1/1/03                                 218,883
----------------------------------------------------------------------------
                                                                 $   760,713
----------------------------------------------------------------------------
Pooled Loans -- 0.9%
----------------------------------------------------------------------------
       $  200          Toledo Lucas County Port Authority
                       Development Revenue, (Northwest Ohio
                       Bond Fund), 5.10%, 5/15/12                $   185,378
----------------------------------------------------------------------------
                                                                 $   185,378
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Senior Living / Life Care -- 1.9%
----------------------------------------------------------------------------
       $  200          Ohio HFA, Retirement Rental Housing,
                       (Encore Retirement Partners),
                       6.75%, 3/1/19                             $   183,626
          250          Summit County Healthcare Facilities
                       Revenue, (Village at Saint Edward),
                       5.75%, 12/1/25                                224,232
----------------------------------------------------------------------------
                                                                 $   407,858
----------------------------------------------------------------------------
Special Tax Revenue -- 1.4%
----------------------------------------------------------------------------
       $  303          Columbus Special Assessment,
                       6.05%, 9/15/05                            $   305,839
----------------------------------------------------------------------------
                                                                 $   305,839
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.2%
   (identified cost $21,232,925)                                 $21,255,887
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.2)%                         $   (49,966)
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $21,205,921
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 43.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 10.6% to 22.2% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.4%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Assisted Living -- 4.5%
----------------------------------------------------------------------------
       $  835          Chester County IDA, (Kimberton),
                       8.00%, 9/1/05                             $   873,802
        1,060          Delaware County IDA, (Glen Riddle),
                       (AMT), 8.125%, 9/1/05                       1,118,205
----------------------------------------------------------------------------
                                                                 $ 1,992,007
----------------------------------------------------------------------------
Certificates of Participation -- 1.1%
----------------------------------------------------------------------------
       $  500          Cliff House Trust, PA, (AMT),
                       6.625%, 6/1/27                            $   500,000
----------------------------------------------------------------------------
                                                                 $   500,000
----------------------------------------------------------------------------
Cogeneration -- 3.7%
----------------------------------------------------------------------------
       $1,500          Pennsylvania EDA, (Resource
                       Recovery-Colver), (AMT), 7.05%, 12/1/10   $ 1,616,400
----------------------------------------------------------------------------
                                                                 $ 1,616,400
----------------------------------------------------------------------------
Education -- 2.9%
----------------------------------------------------------------------------
       $  740          Pennsylvania HEFA, (Delaware Valley
                       College of Science and Agriculture),
                       5.25%, 4/5/12                             $   689,384
          625          Pennsylvania HEFA, (Gwynedd-Mercy
                       College), 5.60%, 11/1/22                      580,331
----------------------------------------------------------------------------
                                                                 $ 1,269,715
----------------------------------------------------------------------------
Escrowed / Prerefunded -- 10.4%
----------------------------------------------------------------------------
       $  500          Harrisburg Authority, (FSA), Escrowed to
                       Maturity, 6.25%, 6/1/01                   $   517,020
        1,500          Somerset County, General Authority,
                       (FGIC), Escrowed to Maturity,
                       6.50%, 10/15/01                             1,568,835
          875          Virgin Islands Water and Power
                       Authority, Prerefunded to 7/1/01,
                       7.40%, 7/1/11                                 930,466
        5,000          Westmoreland County, Municipal
                       Authority, (FGIC), Escrowed to Maturity,
                       0.00%, 8/15/19                              1,574,250
----------------------------------------------------------------------------
                                                                 $ 4,590,571
----------------------------------------------------------------------------
General Obligations -- 0.5%
----------------------------------------------------------------------------
       $  500          Puerto Rico, 0.00%, 7/1/16                $   195,645
----------------------------------------------------------------------------
                                                                 $   195,645
----------------------------------------------------------------------------
Hospital -- 16.5%
----------------------------------------------------------------------------
       $1,000          Allentown, Area Hospital Authority,
                       (Sacred Heart Hospital), 6.50%, 11/15/08  $ 1,036,350
          650          Hazleton Health Services Authority, (St.
                       Joseph's Hospital), 5.85%, 7/1/06             661,453
        1,200          Lehigh County, General Purpose
                       Authority, (Muhlenberg Hospital),
                       5.75%, 7/15/10                              1,261,944
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Hospital (continued)
----------------------------------------------------------------------------
       $  200          McKean County Hospital Authority,
                       (Bradford Hospital), 5.375%, 10/1/03      $   199,772
        1,000          Monroeville Hospital Authority, (Forbes
                       Health), 5.75%, 10/1/05                       975,000
        1,030          Montgomery County HEFA, (Montgomery
                       Hospital), 6.25%, 7/1/06                    1,065,236
          500          New Castle Area Hospital Authority, (St.
                       Francis Hospital of New Castle),
                       5.90%, 11/15/00                               507,160
          245          Northhampton County Hospital Authority,
                       (Easton Hospital), 6.90%, 1/1/02              249,577
        1,350          South Fork Municipal Authority, (Lee
                       Hospital), 5.50%, 7/1/11                    1,288,588
----------------------------------------------------------------------------
                                                                 $ 7,245,080
----------------------------------------------------------------------------
Housing -- 2.2%
----------------------------------------------------------------------------
       $1,000          Pennsylvania HFA, Single Family, (AMT),
                       5.85%, 10/1/27                            $   979,770
----------------------------------------------------------------------------
                                                                 $   979,770
----------------------------------------------------------------------------
Industrial Development Revenue -- 5.0%
----------------------------------------------------------------------------
       $1,200          Erie IDA, (International Paper), (AMT),
                       5.85%, 12/1/20                            $ 1,161,720
        1,000          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.30%, 6/1/23             1,016,050
----------------------------------------------------------------------------
                                                                 $ 2,177,770
----------------------------------------------------------------------------
Insured-Education -- 5.9%
----------------------------------------------------------------------------
       $2,000          Allegheny County, Higher Education
                       Building Authority, (Duquesne
                       University), (AMBAC), 5.00%, 3/1/16       $ 1,850,900
          700          Montgomery County HEFA, (Saint Joseph's
                       University), (CLEE), 6.00%, 12/15/02          734,293
----------------------------------------------------------------------------
                                                                 $ 2,585,193
----------------------------------------------------------------------------
Insured-Electric Utilities -- 5.8%
----------------------------------------------------------------------------
       $  500          Beaver County IDA, (Ohio Edison Co.),
                       (FGIC), 7.00%, 6/1/21                     $   527,420
        2,000          Cambria County IDA, (Pennsylvania
                       Electric Co.), (MBIA), 5.35%, 11/1/10       2,042,700
----------------------------------------------------------------------------
                                                                 $ 2,570,120
----------------------------------------------------------------------------
Insured-General Obligations -- 6.7%
----------------------------------------------------------------------------
       $1,635          Harrisburg, (AMBAC), 0.00%, 9/15/12       $   804,322
        1,355          McKeesport, (FGIC), 0.00%, 10/1/11            709,397
        1,000          Pennsylvania, (AMBAC), 5.00%, 11/15/15        939,290
          500          Pleasant Valley School District, (FGIC),
                       5.00%, 9/1/10                                 507,365
----------------------------------------------------------------------------
                                                                 $ 2,960,374
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Hospital -- 4.3%
----------------------------------------------------------------------------
       $1,000          Allegheny County Hospital Development
                       Authority, (South Hills Health), (MBIA),
                       5.50%, 5/1/08                             $ 1,032,040
          825          Indiana County Hospital Authority,
                       (Indiana Hospital), (CLEE),
                       5.875%, 7/1/01                                847,143
----------------------------------------------------------------------------
                                                                 $ 1,879,183
----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.4%
----------------------------------------------------------------------------
       $1,000          Northumberland County Authority, (MBIA),
                       6.50%, 10/15/01                           $ 1,045,890
----------------------------------------------------------------------------
                                                                 $ 1,045,890
----------------------------------------------------------------------------
Insured-Solid Waste -- 1.1%
----------------------------------------------------------------------------
       $  500          Lancaster County, Solid Waste Management
                       Authority Resources Recovery System,
                       (AMBAC), 5.375%, 12/15/15                 $   484,195
----------------------------------------------------------------------------
                                                                 $   484,195
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.6%
----------------------------------------------------------------------------
       $  400          Pennsylvania Intergovernmental
                       Cooperative Authority, (Philadelphia
                       Funding Program), (FGIC), 5.25%, 6/15/11  $   399,792
          350          Pittsburgh and Allegheny County, Public
                       Auditorium Authority, (AMBAC),
                       5.00%, 2/1/24                                 310,170
----------------------------------------------------------------------------
                                                                 $   709,962
----------------------------------------------------------------------------
Insured-Transportation -- 9.3%
----------------------------------------------------------------------------
       $1,000          Allegheny County Airport Revenue,
                       (MBIA), 5.75%, 1/1/10                     $ 1,037,960
          590          Allegheny County Airport Revenue,
                       (MBIA), 5.75%, 1/1/12                         606,945
        1,000          Philadelphia Airport Revenue, (FGIC),
                       5.375%, 7/1/14                                965,360
        1,000          Southeastern Pennsylvania Transportation
                       Authority, (FGIC), 5.55%, 3/1/14            1,001,770
          500          Southeastern Transportation Authority,
                       (FGIC), 5.25%, 3/1/13                         492,180
----------------------------------------------------------------------------
                                                                 $ 4,104,215
----------------------------------------------------------------------------
Nursing Home -- 2.2%
----------------------------------------------------------------------------
       $  250          Chartiers Valley, Industrial and
                       Commercial Development Authority,
                       (Beverly Enterprises), 5.30%, 6/1/02      $   249,085
          250          Chartiers Valley, Industrial and
                       Commercial Development Authority,
                       (Beverly Enterprises), 5.35%, 6/1/03          248,145
          250          Clarion County IDA, (Beverly
                       Enterprises, Inc.), 5.50%, 5/1/03             245,100
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Nursing Home (continued)
----------------------------------------------------------------------------
       $  250          Green County IDA, (Beverly Enterprises,
                       Inc.), 5.50%, 3/1/08                      $   238,028
----------------------------------------------------------------------------
                                                                 $   980,358
----------------------------------------------------------------------------
Senior Living / Life Care -- 3.7%
----------------------------------------------------------------------------
       $  335          Crawford County Hospital Authority,
                       (Wesbury United Methodist Community),
                       6.00%, 8/15/11                            $   329,674
          245          Delaware County Authority, (White Horse
                       Village), 6.30%, 7/1/03                       252,526
          505          Delaware County Authority, (White Horse
                       Village), 6.40%, 7/1/04                       524,114
          535          Hazleton Health Services Authority,
                       (Hazleton General Hospital),
                       5.50%, 7/1/07                                 532,218
----------------------------------------------------------------------------
                                                                 $ 1,638,532
----------------------------------------------------------------------------
Solid Waste -- 5.1%
----------------------------------------------------------------------------
       $  500          Greater Lebanon Refuse Authority,
                       6.20%, 11/15/99                           $   501,405
          300          Greater Lebanon Refuse Authority,
                       6.40%, 5/15/00                                304,290
          500          Greater Lebanon Refuse Authority,
                       6.40%, 11/15/00                               512,165
        1,000          Schuykill County IDA, 5.10%, 10/1/19          923,550
----------------------------------------------------------------------------
                                                                 $ 2,241,410
----------------------------------------------------------------------------
Transportation -- 4.5%
----------------------------------------------------------------------------
       $1,000          Erie Municipal Airport Authority, (AMT),
                       5.50%, 7/1/09                             $   956,280
        1,000          Southeastern Pennsylvania Transportation
                       Authority, 6.00%, 6/1/01                    1,029,610
----------------------------------------------------------------------------
                                                                 $ 1,985,890
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.4%
   (identified cost $43,891,483)                                 $43,752,280
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.6%                           $   278,301
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $44,030,581
----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 45.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.2% to 17.7% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                               CALIFORNIA         CONNECTICUT          FLORIDA         MASSACHUSETTS        MICHIGAN
                            LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost             $25,259,837        $7,830,338         $50,331,914        $46,786,488        $9,403,236
   Unrealized appreciation
      (depreciation)               (43,905)          123,920            (132,419)          (168,339)          196,847
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE          $25,215,932        $7,954,258         $50,199,495        $46,618,149        $9,600,083
-------------------------------------------------------------------------------------------------------------------------
Cash                           $   498,545        $   47,243         $        --        $        --        $       --
Receivable for investments
   sold                            309,823                --                  --                 --                --
Interest receivable                353,226           111,996           1,022,787            672,922           206,003
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                   $26,377,526        $8,113,497         $51,222,282        $47,291,071        $9,806,086
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------
Payable for daily
   variation margin on
   open financial futures
   contracts                   $     8,125        $       --         $        --        $        --        $       --
Demand note payable                     --                --             100,000            500,000                --
Payable for when-issued
   securities                      300,900                --                  --                 --                --
Due to bank                             --                --              11,879             87,996            44,842
Payable to affiliate for
   Trustees' fees                       64                 1                   1                 --                 3
Accrued expenses                     2,312             1,220               3,634              4,187               269
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES              $   311,401        $    1,221         $   115,514        $   592,183        $   45,114
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                   $26,066,125        $8,112,276         $51,106,768        $46,698,888        $9,760,972
-------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                 $26,103,366        $7,988,356         $51,239,187        $46,867,227        $9,564,125
Net unrealized
   appreciation
   (depreciation)
   (computed on the basis
   of identified cost)             (37,241)          123,920            (132,419)          (168,339)          196,847
-------------------------------------------------------------------------------------------------------------------------
TOTAL                          $26,066,125        $8,112,276         $51,106,768        $46,698,888        $9,760,972
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                               NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                            LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------
Investments --
   Identified cost             $36,698,608        $51,224,652        $21,232,925        $43,891,483
   Unrealized appreciation
      (depreciation)               664,638            531,746             22,962           (139,203)
------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE          $37,363,246        $51,756,398        $21,255,887        $43,752,280
------------------------------------------------------------------------------------------------------
Cash                           $        --        $   135,587        $        --        $        --
Receivable for investments
   sold                             55,000          5,150,000                 --                 --
Interest receivable                532,521          1,118,382            357,527            716,345
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                   $37,950,767        $58,160,367        $21,613,414        $44,468,625
------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------
Demand note payable            $   100,000        $        --        $   400,000        $   400,000
Payable for when-issued
   securities                           --          1,553,300                 --                 --
Due to bank                         68,195                 --              4,010             33,760
Payable to affiliate for
   Trustees' fees                       --                  2                 --                 --
Accrued expenses                     3,690              4,026              3,483              4,284
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES              $   171,885        $ 1,557,328        $   407,493        $   438,044
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                   $37,778,882        $56,603,039        $21,205,921        $44,030,581
------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                 $37,114,244        $56,071,293        $21,182,959        $44,169,784
Net unrealized
   appreciation
   (depreciation)
   (computed on the basis
   of identified cost)             664,638            531,746             22,962           (139,203)
------------------------------------------------------------------------------------------------------
TOTAL                          $37,778,882        $56,603,039        $21,205,921        $44,030,581
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999

                               CALIFORNIA         CONNECTICUT          FLORIDA         MASSACHUSETTS        MICHIGAN
                            LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                       $   724,456         $ 236,086         $ 1,474,147        $ 1,335,336         $ 285,639
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME        $   724,456         $ 236,086         $ 1,474,147        $ 1,335,336         $ 285,639
-------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------
Investment adviser fee         $    62,250         $  20,138         $   126,626        $   114,168         $  23,875
Trustees fees and expenses           1,304               125               5,119              5,118               194
Legal and accounting
   services                         18,985            16,967              22,752             22,756            16,709
Custodian fee                       10,463             6,744              18,273             16,604             6,380
Miscellaneous                        4,961             2,840               7,480              5,508             3,003
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                 $    97,963         $  46,814         $   180,250        $   164,154         $  50,161
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian
      fee                      $        --         $   1,525         $     3,193        $     6,655         $   1,415
   Reduction of investment
      adviser fee                       --            10,065                  --                 --                --
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS       $        --         $  11,590         $     3,193        $     6,655         $   1,415
-------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                   $    97,963         $  35,224         $   177,057        $   157,499         $  48,746
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME          $   626,493         $ 200,862         $ 1,297,090        $ 1,177,837         $ 236,893
-------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
   --
   Investment transactions
      (identified cost
      basis)                   $    70,172         $  (4,492)        $   160,768        $    62,325         $  26,291
   Financial futures
      contracts                     12,401            (1,712)             35,679             76,073            21,611
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)       $    82,573         $  (6,204)        $   196,447        $   138,398         $  47,902
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation
   (depreciation) --
   Investments (identified
      cost basis)              $(1,495,902)        $(372,032)        $(2,861,848)       $(2,561,480)        $(579,143)
   Financial futures
      contracts                      6,664                --                  --                 --                --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION
   (DEPRECIATION)              $(1,489,238)        $(372,032)        $(2,861,848)       $(2,561,480)        $(579,143)
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND
   UNREALIZED LOSS             $(1,406,665)        $(378,236)        $(2,665,401)       $(2,423,082)        $(531,241)
-------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS             $  (780,172)        $(177,374)        $(1,368,311)       $(1,245,245)        $(294,348)
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999

                               NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                            LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------
Interest                       $ 1,061,410        $ 1,682,391        $   610,000        $ 1,316,869
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME        $ 1,061,410        $ 1,682,391        $   610,000        $ 1,316,869
------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------
Investment adviser fee         $    89,656        $   142,691        $    51,194        $   111,313
Trustees fees and expenses           1,306              4,453                191              5,119
Legal and accounting
   services                         18,985             23,272             17,027             22,756
Custodian fee                       18,840             21,642             12,793             15,440
Miscellaneous                        2,615              8,531              4,612              7,271
------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                 $   131,402        $   200,589        $    85,817        $   161,899
------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian
      fee                      $     6,153        $     3,631        $     3,279        $     6,163
------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS       $     6,153        $     3,631        $     3,279        $     6,163
------------------------------------------------------------------------------------------------------

NET EXPENSES                   $   125,249        $   196,958        $    82,538        $   155,736
------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME          $   936,161        $ 1,485,433        $   527,462        $ 1,161,133
------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------
Net realized gain (loss)
   --
   Investment transactions
      (identified cost
      basis)                   $    98,560        $   105,467        $    29,414        $    13,844
   Financial futures
      contracts                     53,058             91,523             30,308             63,922
------------------------------------------------------------------------------------------------------
NET REALIZED GAIN              $   151,618        $   196,990        $    59,722        $    77,766
------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation
   (depreciation) --
   Investments (identified
      cost basis)              $(1,818,811)       $(2,895,025)       $(1,054,107)       $(2,307,973)
------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION
   (DEPRECIATION)              $(1,818,811)       $(2,895,025)       $(1,054,107)       $(2,307,973)
------------------------------------------------------------------------------------------------------

NET REALIZED AND
   UNREALIZED LOSS             $(1,667,193)       $(2,698,035)       $  (994,385)       $(2,230,207)
------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS             $  (731,032)       $(1,212,602)       $  (466,923)       $(1,069,074)
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999

                                      CALIFORNIA         CONNECTICUT          FLORIDA         MASSACHUSETTS        MICHIGAN
INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $   626,493        $   200,862        $ 1,297,090        $ 1,177,837        $   236,893
   Net realized gain (loss)                82,573             (6,204)           196,447            138,398             47,902
   Net change in unrealized
      appreciation (depreciation)      (1,489,238)          (372,032)        (2,861,848)        (2,561,480)          (579,143)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                         $  (780,172)       $  (177,374)       $(1,368,311)       $(1,245,245)       $  (294,348)
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $   885,378        $   347,766        $ 2,119,645        $ 3,898,533        $   664,349
   Withdrawals                         (2,717,186)        (1,156,029)        (9,592,776)        (7,497,845)        (1,224,759)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(1,831,808)       $  (808,263)       $(7,473,131)       $(3,599,312)       $  (560,410)
--------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            $(2,611,980)       $  (985,637)       $(8,841,442)       $(4,844,557)       $  (854,758)
--------------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                $28,678,105        $ 9,097,913        $59,948,210        $51,543,445        $10,615,730
--------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $26,066,125        $ 8,112,276        $51,106,768        $46,698,888        $ 9,760,972
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999

                                      NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $   936,161       $  1,485,433        $   527,462        $ 1,161,133
   Net realized gain (loss)               151,618            196,990             59,722             77,766
   Net change in unrealized
      appreciation (depreciation)      (1,818,811)        (2,895,025)        (1,054,107)        (2,307,973)
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                         $  (731,032)      $ (1,212,602)       $  (466,923)       $(1,069,074)
-------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 2,486,392       $  4,700,831        $   481,479        $ 1,436,374
   Withdrawals                         (3,757,169)       (12,757,943)        (1,609,488)        (7,107,411)
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(1,270,777)      $ (8,057,112)       $(1,128,009)       $(5,671,037)
-------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            $(2,001,809)      $ (9,269,714)       $(1,594,932)       $(6,740,111)
-------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------
At beginning of period                $39,780,691       $ 65,872,753        $22,800,853        $50,770,692
-------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $37,778,882       $ 56,603,039        $21,205,921        $44,030,581
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                      CALIFORNIA         CONNECTICUT          FLORIDA         MASSACHUSETTS        MICHIGAN
INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  1,484,759        $   453,121       $  3,088,390       $  2,503,033        $   522,260
   Net realized gain                      378,072             19,689            640,439            448,633            116,055
   Net change in unrealized
      appreciation (depreciation)        (263,964)            17,207           (704,172)          (457,661)          (181,207)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  1,598,867        $   490,017       $  3,024,657       $  2,494,005        $   457,108
--------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  4,228,958        $ 1,959,442       $  7,572,648       $ 10,696,524        $ 1,993,253
   Withdrawals                        (11,447,139)        (3,186,038)       (22,890,275)       (18,230,235)        (3,931,845)
--------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS              $ (7,218,181)       $(1,226,596)      $(15,317,627)      $ (7,533,711)       $(1,938,592)
--------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $ (5,619,314)       $  (736,579)      $(12,292,970)      $ (5,039,706)       $(1,481,484)
--------------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 34,297,419        $ 9,834,492       $ 72,241,180       $ 56,583,151        $12,097,214
--------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 28,678,105        $ 9,097,913       $ 59,948,210       $ 51,543,445        $10,615,730
--------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 1999

                                      NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  2,028,602       $  3,283,070        $ 1,140,232       $  2,590,278
   Net realized gain                      167,298            367,409             25,626            555,688
   Net change in unrealized
      appreciation (depreciation)        (303,151)           (13,529)           (81,834)          (774,576)
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  1,892,749       $  3,636,950        $ 1,084,024       $  2,371,390
-------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  6,467,196       $ 10,991,896        $ 4,003,683       $  7,028,085
   Withdrawals                        (14,119,117)       (23,447,532)        (6,502,512)       (16,336,396)
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS              $ (7,651,921)      $(12,455,636)       $(2,498,829)      $ (9,308,311)
-------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $ (5,759,172)      $ (8,818,686)       $(1,414,805)      $ (6,936,921)
-------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 45,539,863       $ 74,691,439        $24,215,658       $ 57,707,613
-------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 39,780,691       $ 65,872,753        $22,800,853       $ 50,770,692
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        CALIFORNIA LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ---------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------
Expenses(1)                                0.72%(2)      0.62%      0.61%      0.63%      0.58%        0.53%
Expenses after custodian fee
   reduction                               0.72%(2)      0.61%      0.59%      0.61%      0.55%          --
Net investment income                      4.63%(2)      4.67%      4.86%      4.98%      4.82%        4.72%
Portfolio Turnover                           11%           29%        40%        57%        36%          56%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $26,066         $28,678    $34,297    $43,194    $59,216    $82,344
-----------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        CONNECTICUT LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ---------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------
Net expenses(1)                           0.84%(2)        0.60%      0.54%     0.54%      0.39%        0.17%
Net expenses after cusodian
   fee reduction                          0.81%(2)        0.57%      0.52%     0.50%      0.35%          --
Net investment income                     4.60%(2)        4.79%      4.96%     5.09%      4.91%        4.95%
Portfolio Turnover                           3%              5%        23%       46%        52%          73%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $8,112          $9,098     $9,834     $12,274    $14,862    $17,316
-----------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                               1.07%(2)        0.83%      0.77%     0.78%      0.72%        0.67%
Expenses after custodian fee
   reduction                              1.04%(2)        0.80%      0.75%     0.74%      0.68%          --
Net investment income                     4.37%(2)        4.56%      4.73%     4.85%      4.58%        4.45%
-----------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           FLORIDA LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    -----------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997        1996        1995
-------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------------
Expenses(1)                                0.66%(2)      0.59%      0.58%      0.59%        0.55%        0.52%
Expenses after custodian fee
   reduction                               0.64%(2)      0.57%      0.55%      0.57%        0.54%          --
Net investment income                      4.72%(2)      4.68%      4.90%      4.90%        4.73%        4.73%
Portfolio Turnover                           11%           16%        38%        66%          20%          44%
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $51,107         $59,948    $72,241    $92,909    $127,835    $164,579
-------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       MASSACHUSETTS LIMITED PORTFOLIO
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ----------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996        1995
------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------
Expenses(1)                                0.66%(2)      0.60%      0.60%      0.60%      0.57%         0.54%
Expenses after custodian fee
   reduction                               0.64%(2)      0.57%      0.56%      0.58%      0.55%           --
Net investment income                      4.76%(2)      4.67%      4.90%      4.97%      4.72%         4.90%
Portfolio Turnover                            9%           19%        46%        60%        27%           46%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $46,699         $51,543    $56,583    $69,670    $97,135    $119,120
------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         MICHIGAN LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ---------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------
Net expenses(1)                           0.98%(2)       0.82%      0.71%      0.79%      0.68%        0.48%
Net expenses after custodian
   fee reduction                          0.95%(2)       0.79%      0.67%      0.76%      0.64%          --
Net investment income                     4.63%(2)       4.72%      5.00%      5.09%      5.00%        4.88%
Portfolio Turnover                           6%            16%        21%        28%        40%         111%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $9,761          $10,616    $12,097    $14,996    $21,191    $33,198
-----------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                            0.59%
Net investment income                                                                                  4.77%
-----------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        NEW JERSEY LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ---------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------
Expenses(1)                                0.68%(2)      0.62%      0.62%      0.61%      0.57%        0.54%
Expenses after custodian fee
   reduction                               0.65%(2)      0.62%      0.61%      0.58%      0.55%          --
Net investment income                      4.84%(2)      4.78%      4.91%      4.96%      4.78%        4.73%
Portfolio Turnover                            9%           13%        21%        37%        42%          44%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $37,779         $39,781    $45,540    $58,266    $80,173    $97,280
-----------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           NEW YORK LIMITED PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ------------------------------------------------------
                                  (UNAUDITED)            1999       1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------
Expenses(1)                                0.65%(2)      0.59%      0.61%        0.58%       0.55%        0.52%
Expenses after custodian fee
   reduction                               0.64%(2)      0.59%      0.59%        0.56%       0.53%          --
Net investment income                      4.82%(2)      4.74%      4.81%        4.87%       4.66%        4.79%
Portfolio Turnover                            8%           17%        53%          58%         32%          31%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $56,603         $65,873    $74,691    $100,014    $138,728    $173,632
--------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           OHIO LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ---------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------
Net expenses(1)                            0.78%(2)      0.67%      0.64%      0.68%      0.63%        0.46%
Net expenses after cusodian
   fee reduction                           0.75%(2)      0.64%      0.64%      0.65%      0.61%          --
Net investment income                      4.78%(2)      4.85%      5.05%      5.20%      5.06%        4.96%
Portfolio Turnover                            9%           19%        29%        34%        47%         120%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $21,206         $22,801    $24,216    $28,470    $33,529    $39,435
-----------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(1)                                                                                            0.58%
Net investment income                                                                                  4.84%
-----------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended March 31, 1995 have not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        PENNSYLVANIA LIMITED PORTFOLIO
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 1999    ----------------------------------------------------
                                  (UNAUDITED)            1999       1998       1997       1996        1995
------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------
Expenses(1)                                0.68%(2)      0.62%      0.60%      0.61%      0.58%         0.53%
Expenses after custodian fee
   reduction                               0.65%(2)      0.60%      0.58%      0.59%      0.56%           --
Net investment income                      4.84%(2)      4.83%      5.03%      5.11%      4.81%         4.77%
Portfolio Turnover                           11%           16%        36%        51%        24%           39%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $44,031         $45,667    $57,708    $67,876    $92,194    $113,606
------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended March 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended March 31, 1995 has not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Connecticut Limited Maturity Municipals Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), Michigan Limited Maturity Municipals Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Interim Financial Statements -- The interim financial statements relating to
   September 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1999, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California Limited                        $ 62,250            0.46%
    Connecticut Limited                         20,138            0.46%
    Florida Limited                            126,626            0.46%
    Massachusetts Limited                      114,168            0.46%
    Michigan Limited                            23,875            0.47%
    New Jersey Limited                          89,656            0.46%
    New York Limited                           142,691            0.47%
    Ohio Limited                                51,194            0.47%
    Pennsylvania Limited                       111,313            0.46%

    *    As a percentage of average daily net assets (annualized).

   To enhance the net income of the Connecticut Limited Portfolio, BMR made a reduction of its fee in the amount of $10,065.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1999, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 1999 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,904,983
    Sales                                       5,722,636

    CONNECTICUT LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   264,338
    Sales                                         793,513

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,808,540
    Sales                                      12,235,565

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,419,737
    Sales                                       5,172,336

    MICHIGAN LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   556,079
    Sales                                         840,375

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,549,642
    Sales                                       3,928,009

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,111,647
    Sales                                      15,456,283
    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,027,716
    Sales                                       2,666,532
    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,949,644
    Sales                                       8,867,594

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1999, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $25,259,837
    -----------------------------------------------------
    Gross unrealized appreciation             $   551,451
    Gross unrealized depreciation                (595,356)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (43,905)
    -----------------------------------------------------

    CONNECTICUT LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $ 7,830,338
    -----------------------------------------------------
    Gross unrealized appreciation             $   220,223
    Gross unrealized depreciation                 (96,303)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   123,920
    -----------------------------------------------------

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $50,331,914
    -----------------------------------------------------
    Gross unrealized appreciation             $   851,953
    Gross unrealized depreciation                (984,373)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (132,420)
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $46,786,488
    -----------------------------------------------------
    Gross unrealized appreciation             $   838,206
    Gross unrealized depreciation              (1,006,545)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (168,339)
    -----------------------------------------------------

    MICHIGAN LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $ 9,403,236
    -----------------------------------------------------
    Gross unrealized appreciation             $   376,680
    Gross unrealized depreciation                (179,833)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   196,847
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $36,698,608
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,091,700
    Gross unrealized depreciation                (427,062)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   664,638
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $51,224,652
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,122,089
    Gross unrealized depreciation                (590,343)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   531,746
    -----------------------------------------------------

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $21,232,925
    -----------------------------------------------------
    Gross unrealized appreciation             $   391,376
    Gross unrealized depreciation                (368,414)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $    22,962
    -----------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $43,891,483
    -----------------------------------------------------
    Gross unrealized appreciation             $   618,973
    Gross unrealized depreciation                (758,176)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (139,203)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million ($120 million effective October 12, 1999) unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1999, the Florida Limited Portfolio, Massachusetts Limited Portfolio, New Jersey Limited Portfolio, Ohio Limited Portfolio and Pennsylvania Limited Portfolio, had balances outstanding pursuant to this line of credit of $100,000, $500,000, $100,000, $400,000, and $400,000,
   respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at September 30, 1999, is as follows:

                                    FUTURES
                                    CONTRACTS
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     APPRECIATION
    ------------------------------------------------------------------------------------------------
    California Limited              12/99       10 US Treasury Bond       Short           $6,664

7 Subsequent Event
-------------------------------------------
   Prior to the opening of business on November 1,1999, the shares of both Eaton Vance Connecticut Limited Maturity Municipals Portfolio and Eaton Vance Michigan Limited Maturity Municipals Portfolio were exchanged for shares of Eaton Vance National Limited Maturity Municipals Portfolio of equal value. The transaction was structured for tax purposes to qualify as a "tax free" reorganization under the Internal Revenue Code to the Portfolio.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Connecticut, Massachusetts, Michigan,
New Jersey, New York and Ohio Limited
Maturity Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California and Florida Limited Maturity
Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio
Manager of Pennsylvania
Limited Maturity Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF
LIMITED MATURITY MUNICIPALS PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF
EATON VANCE LIMITED MATURITY MUNICIPALS FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617)482-8260


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



Eaton Vance Investment Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109



--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
3-4636-11/99                                                       9LTF5RG-11/99